UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)			March 31, 2011

UNITED STATES GOVERNMENT OBLIGATIONS 40.10%	Coupon Rate	Maturity Date	Principal Amount	Value

United States Treasury Bills 40.10%
Yield	0.14%	04/07/11	$10,000,000	$9,999,775
Yield	0.14%	04/14/11	10,000,000	9,999,485
Yield	0.11%	04/21/11	20,000,000	19,998,764

Total United States Government Obligations				39,998,024
(cost $39,998,024)

REPURCHASE AGREEMENTS 59.62%

Joint Tri-Party Repurchase Agreements, 03/31/11, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

0.12% Barclays Capital, Inc., repurchase price $20,000,067	0.12%	04/01/11	20,000,000	20,000,000

0.12% Credit Suisse Securities USA LLC, repurchase price $23,463,341	0.12%	04/01/11	23,463,263	23,463,263

0.12% Morgan Stanley, repurchase price $16,000,053	0.12%	04/01/11	16,000,000	16,000,000

Total Repurchase Agreements				59,463,263
(cost $59,463,263)

Total Investments 99.72%				99,461,287
(cost $99,461,287)
Other assets and liabilities, net 0.28%				280,485

NET ASSETS 100%				$99,741,772

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)			March 31, 2011

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 99.93%	Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 46.68%
Discount Notes:
Yield	0.01%	04/01/11	$70,000,000	$70,000,000
Yield	0.22%	07/13/11	2,000,000	1,998,741
Variable Rates:
	0.33%	07/01/11	7,000,000	7,002,281
	0.26%	10/07/11	3,200,000	3,200,679
	0.21%	10/26/11	5,000,000	5,000,000
	0.20%	12/07/11	1,100,000	1,099,627
	0.27%	02/13/12	3,950,000	3,952,437
				92,253,765

Federal Home Loan Bank 43.13%
Discount Notes:
Yield	0.09%	04/01/11	30,000,000	30,000,000
Yield	0.08%	04/06/11	15,000,000	14,999,844
Yield	0.06%	04/11/11	20,000,000	19,999,667
Yield	0.11%	05/25/11	2,126,000	2,125,665
Yield	0.19%	05/27/11	1,365,000	1,364,596
Yield	0.21%	06/15/11	2,233,000	2,232,046
Fixed Rate:
	0.40%	12/20/11	1,000,000	1,000,000
Variable Rates:
	0.18%	05/06/11	3,500,000	3,499,810
	0.22%	07/22/11	5,000,000	5,000,000
	0.18%	09/09/11	5,000,000	4,998,661
				85,220,289

United States Treasury Bills 10.12%
Yield	0.13%	04/15/11	10,000,000	9,999,514
Yield	0.07%	04/21/11	10,000,000	9,999,611
				19,999,125

Total Investments 99.93%				197,473,179
(cost $197,473,179)
Other assets and liabilities, net 0.07%				139,664

NET ASSETS 100%				$197,612,843

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)				March 31, 2011

MUNICIPAL BONDS 96.02%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 4.85%
Alabama State Public School & College Authority	5.00%		12/01/16	$290,000	$329,646
Bessemer, Alabama Water Revenue	4.00%		01/01/16	300,000	297,177
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/15	90,000	91,693
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/16	90,000	90,512
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	200,000	215,328
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%		09/01/15	300,000	322,911
					1,347,267

Alaska 1.15%
Alaska Municipal Bond Bank Authority, Series A	4.00%		02/01/16	300,000	319,893

Arizona 4.80%
Arizona Board Regents Certificates of Participation, Series B	4.50%		06/01/16	200,000	217,412
Arizona Health Facilities Authority Revenues, Series D	5.00%		01/01/14	250,000	268,360
Arizona School Facilities Board Certificates, Series A-1	5.00%		09/01/17	325,000	340,538
Arizona State Transportation Board Excise Tax Revenue	5.00%		07/01/17	175,000	198,930
Pima County Unified School District, GO Unlimited, Refunding	3.70%		07/01/12	300,000	310,059
					1,335,299

California 3.01%
California State, Refunding, Recreational Facility, GO Unlimited	5.00%		12/01/19	250,000	263,395
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34	%(1)	05/01/15	300,000	265,101
Vernon, California Electric Systems Revenue, Series A	3.75%		08/01/13	300,000	309,294
					837,790

Connecticut 1.71%
Connecticut State, Series D, GO Unlimited	5.38%		11/15/18	250,000	269,825
Connecticut State, Series E, GO Unlimited	5.13%		11/15/14	200,000	205,112
					474,937

District of Columbia 2.35%
District of Columbia Certifications of Participation	4.00%		01/01/14	250,000	261,008
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/13	110,000	118,056
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/16	250,000	273,672
					652,736

Florida 9.68%
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%		10/01/16	255,000	259,656
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%		02/01/16	365,000	363,529
Florida State Board of Education Lottery Revenue, Series A	4.00%		07/01/14	300,000	320,277
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%		07/01/17	300,000	305,301
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%		10/01/17	255,000	261,034
Hillsborough Country Florida Community Investment Tax Revenue	4.00%		05/01/16	300,000	315,414
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%		10/01/16	235,000	253,600
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%		10/01/14	260,000	282,859
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%		10/01/16	300,000	328,719
					2,690,389

Georgia 3.43%
Atlanta Downtown Development Authority	4.25%		12/01/16	250,000	267,780
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%		11/01/13	400,000	418,660
Emanuel County Georgia Hospital Authority Revenue Anticipation Certificates	4.30%		07/01/17	250,000	266,220
					952,660

Illinois 14.82%
Aurora, Illinois, Series B, GO Unlimited	3.00%		12/30/15	200,000	205,610
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%		12/01/16	300,000	324,816
Chicago Board of Education, Series A	5.25%		12/01/13	250,000	266,232
Chicago, Illinois Sales Tax Revenue	5.50%		01/01/15	350,000	389,361
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%		01/01/19	200,000	199,726
Chicago, Illinois, Unrefunded Balance, Series B	5.13%		01/01/15	325,000	347,383
Dundee Township, GO Unlimited	5.00%		12/01/13	240,000	259,627
Illinois Finance Authority Revenue, Refunding	5.00%		07/01/16	390,000	417,600
Illinois State Sales Tax Revenue	5.00%		06/15/14	200,000	215,444
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%		01/01/16	200,000	212,360
Illinois State, Refunding, GO Unlimited	5.00%		01/01/16	300,000	314,004
Metropolitan Pier & Exposition Authority	5.38%		06/01/15	280,000	295,935
State of Illinois, First Series, Refunding, GO Unlimited	5.50%		08/01/19	300,000	302,982
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%		12/30/16	350,000	368,232
					4,119,312

Indiana 4.08%
Hamilton Heights Independent School	5.25%		07/15/11	195,000	197,611
Indiana State Finance Authority Revenue, Refunding	4.00%		05/01/12	350,000	362,009
Noblesville Independent Redevelopment Authority Lease Rent Revenue	5.00%		01/15/24	250,000	255,777
Tippecanoe County, Indiana School Improvements	4.00%		01/15/15	300,000	317,787
					1,133,184

Iowa 1.84%
Ames, Iowa Hospital Revenue, Refunding	5.00%		06/15/15	300,000	301,650
Johnston Community School District, GO Unlimited	4.00%		06/01/16	200,000	210,392
					512,042

Kansas 0.79%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	200,000	218,440

Kentucky 1.11%
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems, Series A	5.50%		05/15/15	300,000	309,921

Massachusetts 1.29%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%		03/01/15	345,000	358,555

Michigan 4.32%
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%		07/01/15	400,000	428,472
Michigan State Building Authority Revenue, Refunding, Series I	5.25%		10/15/14	300,000	321,915
Michigan State Grant Anticipation Bonds	5.00%		09/15/16	200,000	223,036
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%		12/01/18	200,000	228,266
					1,201,689

Missouri 0.81%
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%		05/15/13	200,000	224,590

Nevada 1.88%
Clark County Nevada School District, Refunding, Series A	5.50%		06/15/16	250,000	271,395
Nye County School District, GO Limited	4.00%		05/01/15	230,000	250,063
					521,458

New Hampshire 0.44%
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	120,000	122,838

New Jersey 1.57%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%		06/01/17	150,000	163,657
New Jersey State Transportation Trust Fund Authority, Series D	4.00%		06/15/14	250,000	273,520
					437,177

New York 4.53%
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%		12/01/17	330,000	360,314
New York State Dormitory Authority Revenues, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%		01/15/17	300,000	327,768
New York, New York, Series G, GO Unlimited	5.00%		08/01/12	125,000	132,180
New York, New York, Subseries L-1, GO Unlimited	4.00%		04/01/15	300,000	322,893
Schenectady Metroplex Development Authority Revenue, Series A	5.00%		12/15/12	110,000	116,282
					1,259,437

Pennsylvania 0.72%
Philadelphia, Pennsylvania, GO Unlimited	4.50%		08/01/12	195,000	200,807

Puerto Rico 1.87%
Commonwealth of Puerto Rico, GO Unlimited	6.00%		07/01/13	250,000	267,400
Commonwealth of Puerto Rico, Refunding, GO Unlimited	5.50%		07/01/11	250,000	252,622
					520,022

Rhode Island 0.98%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%		06/15/17	250,000	271,493

South Carolina 2.47%
Jasper County School District, GO Unlimited	4.00%		03/01/15	195,000	213,036
Piedmont Municipal Power Agency	5.00%		01/01/16	150,000	164,334
Spartanburg County School District	3.88%		04/01/12	300,000	309,279
					686,649

Tennessee 2.15%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%		12/01/14	250,000	297,740
Tennessee State, GO Unlimited, Refunding, Series A	5.00%		05/01/11	300,000	301,035
					598,775

Texas 12.49%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%		02/15/20	250,000	256,943
Annetta, Texas Certificates of Obligation, GO Limited	4.00%		08/01/16	200,000	201,422
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92	%(1)	08/15/16	400,000	335,272
Houston, Texas, Public Improvement, Refunding, GO Limited, Series A	5.38%		03/01/16	180,000	199,485
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%		02/15/19	325,000	350,090
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04	%(1)	08/15/15	400,000	365,012
Lower Colorado River Authority Texas, Refunding	5.25%		05/15/19	240,000	253,483
North Texas Municipal Water District, Regional Solid Waste Disposal Systems Revenue	3.00%		09/01/12	300,000	305,895
San Antonio Water System Revenue	5.00%		05/15/13	100,000	100,527
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%		02/01/16	300,000	309,696
San Patricio, Texas Municipal Water District, Refunding	4.00%		07/10/18	200,000	202,574
Texas Municipal Power Agency Revenue, Refunding	5.00%		09/01/17	250,000	280,327
Texas State Public Finance Authority Revenue	5.00%		10/15/21	300,000	309,390
					3,470,116

Utah 1.15%
Utah State, Refunding, Series B, GO Unlimited	5.38%		07/01/12	300,000	318,387

Virginia 2.37%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%		09/01/15	10,000	11,500
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%		09/01/15	290,000	328,472
Virginia State Public Building Authority & Public Facilities Revenue, Refunding, Series A	5.00%		08/01/12	300,000	317,889
					657,861

Washington 2.29%
Clark County, Washington School District, GO Unlimited	5.13%		12/01/11	100,000	103,130
Energy Northwest, Washington Electric Revenue	5.00%		07/01/14	250,000	278,817
King County, Washington School District No. 401 Highline Public Schools, GO Unlimited	5.50%		12/01/13	240,000	254,009
					635,956

Wisconsin 1.07%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%		04/01/14	250,000	270,798
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%		11/01/16	25,000	25,682
					296,480

Total Investments 96.02%					26,686,160
(cost $26,168,506)
Other assets and liabilities, net 3.98%					1,106,377

NET ASSETS 100%					$27,792,537

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)				March 31, 2011

MUNICIPAL BONDS 97.01%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 7.41%
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.75%		12/01/19	$275,000	$279,757
Alabama State, GO Unlimited, Series A	4.63%		09/01/22	375,000	387,608
Bessemer, Alabama Water Revenue	4.00%		01/01/16	200,000	198,118
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	195,000	209,945
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%		09/01/15	300,000	322,911
					1,398,339

Arizona 2.44%
Scottsdale Arizona Municipal Property Corp., Excise Tax Revenue, Refunding	5.00%		07/01/26	180,000	194,807
University of Arizona Certificates of Participation, Series C	5.00%		06/01/22	260,000	266,744
					461,551

California 14.01%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60	%(1)	08/01/28	580,000	174,458
California State, GO Unlimited	5.00%		03/01/32	300,000	279,180
California State, GO Unlimited	4.75%		03/01/34	205,000	176,099
California State, GO Unlimited	5.00%		06/01/37	455,000	402,766
Campbell, California Union High School District, GO Unlimited	4.75%		08/01/34	300,000	255,207
Chaffey Community College District, Series C, GO Unlimited	5.00%		06/01/32	300,000	286,410
Imperial Community College District, GO Unlimited	5.00%		08/01/29	500,000	501,315
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%		07/01/32	200,000	190,918
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%		04/01/27	370,000	379,617
					2,645,970

Colorado 0.82%
Colorado Health Facilities Authority Revenue	5.00%		09/01/16	150,000	153,991

District of Columbia 1.69%
District of Columbia Income Tax Revenue, Series A	5.25%		12/01/27	300,000	319,506

Florida 1.60%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%		06/01/28	300,000	301,080

Georgia 2.67%
Atlanta Development Authority Revenue	5.25%		07/01/22	500,000	504,255

Guam 1.22%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%		10/01/18	250,000	230,500

Illinois 9.27%
Chicago Board of Education, GO Unlimited	5.25%		12/01/19	300,000	314,649
Chicago, Illinois Water Revenue, Refunding	5.75%		11/01/30	225,000	236,612
Du Page County, Refunding, GO Unlimited	5.60%		01/01/21	490,000	558,110
Illinois Finance Authority, Refunding, Series A	5.00%		10/01/14	150,000	161,724
Illinois Regional Transportation Authority Revenue, Series A	7.20%		11/01/20	235,000	277,876
State of Illinois, First Series, Refunding, GO Unlimited	5.50%		08/01/19	200,000	201,988
					1,750,959

Indiana 1.59%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%		01/01/33	305,000	300,696

Kansas 7.34%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	250,000	273,050
Kansas State Development Finance Authority, Hospital Revenue, Series Z	5.00%		12/15/12	500,000	502,745
University of Kansas Hospital Authority Health Facilities Revenue	5.63%		09/01/27	570,000	609,775
					1,385,570

Kentucky 1.24%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%		09/01/16	215,000	234,849

Maryland 1.61%
Maryland Health & Higher Educational Facilities Authority Revenue	5.75%		07/01/21	300,000	303,921

Massachusetts 1.63%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%		07/01/30	285,000	307,703

Michigan 4.77%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%		05/01/18	255,000	134,298
Detroit, Michigan Water Supply System Revenue, Series B	5.00%		07/01/16	430,000	463,381
Macomb County Building Authority, GO Limited	4.50%		11/01/23	300,000	303,441
					901,120

Missouri 3.54%
Kansas City Water Revenue	4.00%		12/01/22	250,000	265,070
St. Louis Airport Development Program, Prerefunded, Series A	5.00%		07/01/11	165,000	166,883
St. Louis Airport Development Program, Unrefunded, Series A	5.00%		07/01/11	235,000	236,490
					668,443

Nevada 1.35%
Nye County School District, GO Limited	4.00%		05/01/15	235,000	255,499

New Hampshire 2.49%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%		06/01/26	300,000	341,568
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	125,000	127,956
					469,524

Ohio 2.10%
Ohio State Mental Health Facilities Revenue	5.50%		06/01/15	300,000	302,436
South Euclid Special Assessment, GO Limited Tax	6.70%		12/01/14	90,000	94,090
					396,526

Puerto Rico 1.42%
Commonwealth of Puerto Rico, GO Unlimited	6.00%		07/01/13	250,000	267,400

Rhode Island 2.86%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%		08/15/32	500,000	539,355

South Carolina 1.25%
South Carolina Jobs Economic Development Authority Revenue	5.00%		11/01/23	250,000	235,933

Tennessee 1.17%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%		05/01/20	200,000	221,176

Texas 17.10%
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%		10/01/19	225,000	244,350
Duncanville, Texas Independent School District, GO Unlimited, Prerefunded, Series B	5.25%		02/15/32	495,000	515,438
Duncanville, Texas Independent School District, GO Unlimited, Unrefunded, Series B	5.25%		02/15/32	5,000	5,038
Forney, Texas, GO Limited	5.00%		02/15/27	500,000	512,725
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%		02/15/18	370,000	424,057
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%		08/15/17	120,000	128,914
Laredo Independent School District Public Facility Corp., Lease Revenue, Series F	5.50%		08/01/24	100,000	100,271
North Texas Tollway Authority Revenue, Series F	5.75%		01/01/38	250,000	234,137
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00	%(1)	08/15/33	1,000,000	314,840
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%		08/15/27	400,000	418,756
White Settlement, Texas Independent School District, GO Unlimited	4.13%		08/15/15	300,000	330,717
					3,229,243

Utah 3.00%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%		05/15/19	500,000	565,895

Washington 1.42%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%		06/01/22	255,000	268,336

Total Investments 97.01%					18,317,340
(cost $18,205,904)
Other assets and liabilities, net 2.99%					563,612

NET ASSETS 100%					$18,880,952

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 93.25%	Shares	Value

Advertising Agencies 1.04%
Omnicom Group, Inc.	4,000	$ 196,240

Aerospace/Defense 2.88%
Lockheed Martin Corp.	2,300	184,920
Northrop Grumman Corp.	2,500	156,775
Raytheon Co.	4,000	203,480
		545,175
Agricultural Chemicals 1.45%
CF Industries Holdings, Inc.	2,000	273,580

Applications Software 1.95%
Check Point Software Technologies Ltd.	4,000	204,200	*
Microsoft Corp.	6,500	164,840
		369,040
Beverages - Non-alcoholic 2.06%
Coca-Cola Enterprises, Inc.	7,500	204,750
Dr Pepper Snapple Group, Inc.	5,000	185,800
		390,550
Cable/Satellite TV 1.24%
DIRECTV, Class A	5,000	234,000	*

Cellular Telecommunications 1.16%
MetroPCS Communications, Inc.	13,500	219,240	*

Chemicals - Diversified 2.75%
EI du Pont de Nemours & Co.	6,000	329,820
PPG Industries, Inc.	2,000	190,420
		520,240
Chemicals - Specialty 1.08%
Ecolab, Inc.	4,000	204,080

Coatings/Paint 0.89%
Sherwin-Williams Co.	2,000	167,980

Commercial Banks - Western U.S. 1.20%
SVB Financial Group	4,000	227,720	*

Commercial Services - Financial 2.07%
H&R Block, Inc.	11,500	192,510
Visa, Inc., Class A	2,700	198,774
		391,284
Computers 3.63%
Apple, Inc.	1,500	522,675	*
Hewlett-Packard Co.	4,000	163,880
		686,555
Containers - Metal/Glass 0.95%
Ball Corp.	5,000	179,250

Containers - Paper/Plastic 1.04%
Bemis Co., Inc.	6,000	196,860

Data Processing/Management 1.04%
Fidelity National Information Services, Inc.	6,000	196,140

Disposable Medical Products 1.05%
CR Bard, Inc.	2,000	198,620

Distribution/Wholesale 1.09%
WW Grainger, Inc.	1,500	206,520

Diversified Banking Institutions 0.97%
JPMorgan Chase & Co.	4,000	184,400

E-Commerce/Services 1.25%
Netflix, Inc.	1,000	237,330	*

Electric - Integrated 3.49%
American Electric Power Co., Inc.	5,500	193,270
Entergy Corp.	2,000	134,420
Exelon Corp.	4,000	164,960
FirstEnergy Corp.	4,500	166,905
		659,555
Electronic Components - Semiconductors 5.13%
Altera Corp.	4,000	176,080
Broadcom Corp., Class A	5,000	196,900
Entropic Communications, Inc.	20,000	169,000	*
NVIDIA Corp.	12,500	230,750	*
Xilinx, Inc.	6,000	196,800
		969,530
Engines - Internal Combustion 1.74%
Cummins, Inc.	3,000	328,860

Enterprise Software/Services 3.42%
Informatica Corp.	6,000	313,380	*
Oracle Corp.	10,000	333,700
		647,080
Food - Retail 0.93%
Safeway, Inc.	7,500	176,550

Gas - Distribution 0.85%
Sempra Energy	3,000	160,500

Internet Security 1.24%
VeriSign, Inc.	6,500	235,365

Investment Management/Advisory Services 2.75%
Federated Investors, Inc., Class B	7,000	187,250
T. Rowe Price Group, Inc.	5,000	332,100
		519,350
Machinery - Construction & Mining 1.47%
Caterpillar, Inc.	2,500	278,375

Medical - Drugs 1.05%
Bristol-Myers Squibb Co.	7,500	198,225

Medical - HMO 0.99%
Aetna, Inc.	5,000	187,150

Medical - Wholesale Drug Distribution 1.04%
McKesson Corp.	2,500	197,625

Medical Labs & Testing Services 0.92%
Quest Diagnostics, Inc.	3,000	173,160

Metal - Aluminum 0.93%
Alcoa, Inc.	10,000	176,500

Metal - Copper 1.47%
Freeport-McMoRan Copper & Gold, Inc.	5,000	277,750

Multi-line Insurance 1.92%
Assurant, Inc.	4,000	154,040
XL Group plc, Class A	8,500	209,100
		363,140
Oil - Field Services 2.63%
Halliburton Co.	10,000	498,400

Oil & Gas Drilling 2.23%
Diamond Offshore Drilling, Inc.	2,500	194,250
Noble Corp.	5,000	228,100
		422,350
Oil Companies - Exploration & Production 4.54%
Concho Resources, Inc.	1,600	171,680	*
Devon Energy Corp.	4,000	367,080
Northern Oil & Gas, Inc.	12,000	320,400	*
		859,160
Oil Companies - Integrated 1.27%
ConocoPhillips	3,000	239,580

Oil Field Machinery & Equipment 2.10%
National-Oilwell Varco, Inc.	5,000	396,350

Pipelines 1.01%
Spectra Energy Corp.	7,000	190,260

Property/Casualty Insurance 1.92%
Chubb Corp.	3,000	183,930
The Travelers Cos., Inc.	3,000	178,440
		362,370
Publishing - Newspapers 0.92%
The Washington Post Co., Class B	400	175,024

Retail - Apparel/Shoe 2.96%
Lululemon Athletica, Inc.	4,000	356,200	*
The Gap, Inc.	9,000	203,940
		560,140
Retail - Consumer Electronics 1.07%
RadioShack Corp.	13,500	202,635

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	416	17,264	*

Telecommunication Equipment - Fiber Optics 1.10%
JDS Uniphase Corp.	10,000	208,400	*

Telephone - Integrated 3.98%
AT&T, Inc.	6,500	198,900
Frontier Communications Corp.	21,320	175,250
Verizon Communications, Inc.	5,500	211,970
Windstream Corp.	13,000	167,310
		753,430
Therapeutics 1.46%
Gilead Sciences, Inc.	6,500	275,860	*

Tobacco 2.30%
Lorillard, Inc.	2,500	237,525
Philip Morris International, Inc.	3,000	196,890
		434,415
Transportation - Services 1.07%
Ryder System, Inc.	4,000	202,400

Vitamins & Nutrition Products 1.08%
Herbalife Ltd.	2,500	203,400

Wireless Equipment 1.39%
QUALCOMM, Inc.	4,800	263,184

Total Common Stocks		17,638,141
(cost $15,460,344)

WARRANTS 2.03%

Diversified Banking Institutions 2.03%
Bank of America Corp., Warrants (January 2019)	50,000	383,500	*
(cost $371,938)

PURCHASED OPTION 0.01%	Contracts

Diversified Banking Institutions 0.01%
Citigroup, Inc., Strike Price 7.50, Call, Expiration Jan. 2012 (premium $30,300)	800	1,600

Total Investments 95.29%		18,023,241
(cost $15,862,582)
Other assets and liabilities, net 4.71%		890,609

NET ASSETS 100%		$18,913,850

See notes to portfolios of investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 85.96%	Shares	Value

Agricultural Chemicals 1.70%
Potash Corporation of Saskatchewan, Inc.	5,400	$ 318,222
The Mosaic Co.	5,500	433,125
		751,347
Agricultural Operations 0.05%
Agriterra Ltd.	500,000	24,066	*

Applications Software 0.81%
Check Point Software Technologies Ltd.	7,000	357,350	*

Automotive - Truck Parts & Equipment 1.39%
WABCO Holdings, Inc.	10,000	616,400	*

Cable/Satellite TV 1.90%
DIRECTV, Class A	18,000	842,400	*

Cellular Telecommunications 1.14%
Vivo Participacoes S.A., Sponsored ADR	12,500	504,750

Chemicals - Specialty 3.96%
Albemarle Corp.	12,500	747,125
Daqo New Energy Corp., Sponsored ADR	25,000	322,500	*
International Flavors & Fragrances, Inc.	11,000	685,300
		1,754,925
Computer Services 2.15%
Cognizant Technology Solutions Corp., Class A	11,700	952,380	*

Computers 2.36%
Apple, Inc.	3,000	1,045,350	*

Containers - Metal/Glass 0.81%
Ball Corp.	10,000	358,500

Cosmetics & Toiletries 0.98%
The Estee Lauder Cos., Inc., Class A	4,500	433,620

Diversified Banking Institutions 2.96%
Citigroup, Inc.	130,000	574,600	*
JPMorgan Chase & Co.	16,000	737,600
		1,312,200
E-Commerce/Products 1.84%
MercadoLibre, Inc.	10,000	816,300

E-Commerce/Services 3.25%
Netflix, Inc.	1,800	427,194	*
priceline.com, Inc.	2,000	1,012,880	*
		1,440,074
Electronic Components - Semiconductors 4.21%
Altera Corp.	15,000	660,300
Broadcom Corp., Class A	20,000	787,600
Integrated Silicon Solution, Inc.	45,000	417,150	*
		1,865,050
Engines - Internal Combustion 1.73%
Cummins, Inc.	7,000	767,340

Finance - Commercial 1.40%
IOU Financial, Inc., 144A (RS)	1,500,000	618,716	*+@

Finance - Investment Banker/Broker 0.05%
Rodman & Renshaw Capital Group, Inc.	10,000	20,500	*

Footwear & Related Apparel 0.84%
Wolverine World Wide, Inc.	10,000	372,800

Gold Mining 0.42%
Endeavour Mining Corp.	70,000	187,677	*

Industrial Audio & Video Products 1.81%
Imax Corp.	25,000	799,500	*

Instruments - Controls 1.57%
Sensata Technologies Holding N.V.	20,000	694,600	*

Investment Management/Advisory Services 2.84%
T Rowe Price Group, Inc.	11,000	730,620
Waddell & Reed Financial, Inc., Class A	13,000	527,930
		1,258,550
Machinery - Construction & Mining 1.26%
Caterpillar, Inc.	5,000	556,750

Machinery - General Industrial 1.60%
Altra Holdings, Inc.	30,000	708,600	*

Medical - Biomedical/Gene 1.78%
Alexion Pharmaceuticals, Inc.	8,000	789,440	*

Medical - Drugs 2.44%
Endo Pharmaceuticals Holdings, Inc.	10,000	381,600	*
Valeant Pharmaceuticals International, Inc.	14,000	697,340
		1,078,940
Medical - Hospitals 0.87%
African Medical Investments plc	1,000,000	58,159	*
Health Management Associates, Inc., Class A	30,000	327,000	*
		385,159
Medical Instruments 2.35%
Bruker Corp.	50,000	1,042,500	*

Metal - Copper 1.25%
Freeport-McMoRan Copper & Gold, Inc.	10,000	555,500

Oil - Field Services 2.84%
Core Laboratories N.V.	5,000	510,850
Halliburton Co.	15,000	747,600
		1,258,450
Oil Companies - Exploration & Production 10.26%
Alange Energy Corp.	785,200	263,151	*
Alange Energy Corp., 144A	1,350,000	452,436	*
Brigham Exploration Co.	20,000	743,600	*
Concho Resources, Inc.	6,100	654,530	*
Continental Resources, Inc.	10,000	714,700	*
Pacific Rubiales Energy Corp.	25,700	712,895
Pioneer Natural Resources Co.	3,500	356,720
Southwestern Energy Co.	15,000	644,550	*^
		4,542,582
Platinum 0.11%
Eastern Platinum Ltd.	36,000	48,260	*

Radio 6.56%
Newfoundland Capital Corp., Ltd., Class A	391,500	2,906,729

Real Estate Management/Services 1.81%
CB Richard Ellis Group, Inc., Class A	30,000	801,000	*

Real Estate Operating/Development 0.23%
Pacific Infrastructure, Inc. (RS)	100,000	100,000	*@

Retail - Automobile 1.34%
Rush Enterprises, Inc., Class A	30,000	594,000	*

Retail - Vitamins/Nutritional Supplements 0.96%
Vitamin Shoppe, Inc.	12,500	422,875	*

Schools 1.24%
DeVry, Inc.	10,000	550,700	*

Therapeutics 1.44%
Gilead Sciences, Inc.	15,000	636,600	*

Vitamins & Nutrition Products 2.20%
Herbalife Ltd.	12,000	976,320

Web Hosting/Design 1.94%
Rackspace Hosting, Inc.	20,000	857,000	*

Web Portals/Internet Service Providers 1.71%
Baidu, Inc., Sponsored ADR	5,500	757,955	*

Wireless Equipment 1.60%
Aruba Networks, Inc.	21,000	710,640	*

Total Common Stocks		38,074,395
(cost $29,591,427)

EXCHANGE-TRADED FUND (ETF) 1.38%

iShares Dow Jones U.S. Oil Equipment & Services Index Fund	9,000	610,380
(cost $492,930)

WARRANTS 2.73%

Diversified Banking Institutions 2.08%
Bank of America Corp., Warrants (January 2019)	120,000	920,400	*

Finance - Commercial 0.00%
IOU Financial, Inc., 144A, Warrants (February 2012) (RS)	1,250,000	0	*@

Gold Mining 0.00%
Medoro Resources Ltd., Warrants (November 2011)	33,333	3,437	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	500,000	0	*@

Multi-line Insurance 0.43%
American International Group, Inc., Warrants (January 2021)	17,135	190,713	*

Oil Companies - Exploration & Production 0.22%
Alange Energy Corp., 144A, Warrants (February 2016)	675,000	97,448	*

Total Warrants		1,211,998
(cost $1,193,046)

CONVERTIBLE DEBENTURE 0.86%	Principal Amount

Metal & Mineral Mining 0.86%
Grupo Empresarial Ibiza S.A., 12.68%, maturity 05/03/11 (RS)	$ 380,000	380,000	@
(cost $380,000)

Total Securities		40,276,773
(cost $31,657,403)

REPURCHASE AGREEMENT 9.11%

Joint Tri-Party Repurchase Agreement, Morgan Stanley, 03/31/2011, 0.12%, due 04/01/2011, repurchase price $4,033,283, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $4,033,269)	4,033,269	4,033,269

Total Investments 100.04%		44,310,042
(cost $35,690,672)
Other assets and liabilities, net (0.04%)		(16,868)

NET ASSETS 100%		$ 44,293,174

CALL OPTIONS WRITTEN	Shares Subject
	To Call	Value
Southwestern Energy Co., Strike Price 44, Expiration Apr. 2011 (premiums received $15,300)	15,000	$ 10,050

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 89.47%	Shares	Value

Agricultural Chemicals 1.04%
The Mosaic Co.	2,750	$ 216,563

Agricultural Operations 0.12%
Agriterra Ltd.	500,000	24,066	*

Airport Development/Maintenance 3.20%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Sponsored ADR	4,000	235,080
TAV Havalimanlari Holding A.S.	90,000	428,946	*
		664,026
Automotive - Cars & Light Trucks 2.94%
Tofas Turk Otomobil Fabrikasi A.S.	108,000	609,849

Building - Heavy Construction 1.37%
Chicago Bridge & Iron Co. NV	7,000	284,620

Building & Construction Products - Miscellaneous 0.97%
China Liansu Group Holdings Ltd.	234,000	201,252	*

Building Products - Cement/Aggregates 2.23%
China Resources Cement Holdings Ltd.	229,500	228,066	*
PT Holcim Indonesia Tbk	1,011,700	235,279	*
		463,345
Cellular Telecommunications 4.29%
America Movil SAB de C.V., Series L, Sponsored ADR	7,000	406,700
Vivo Participacoes S.A., Sponsored ADR	12,000	484,560
		891,260
Chemicals - Fibers 0.97%
Kolon Industries, Inc.	3,000	200,821	*

Coal 3.75%
Pacific Coal Resources Ltd.	20,000	22,686	*
Pacific Coal Resources Ltd., 144A	111,111	126,035	*
Peabody Energy Corp.	5,000	359,800
Walter Energy, Inc.	2,000	270,860
		779,381
Diversified Minerals 2.14%
Teck Resources Ltd., Class B	4,000	212,080
Vale S.A., Class B, Sponsored ADR	7,000	233,450
		445,530
Diversified Operations 1.21%
Siam Cement PCL	20,000	250,537

Electric - Generation 0.11%
Ronter, Inc. (RS)	349,057	23,358	*@

Electric - Integrated 3.16%
CPFL Energia S.A., Sponsored ADR	7,500	655,575

Electric Products - Miscellaneous 2.47%
Zhuzhou CSR Times Electric Co., Ltd., H shares	135,000	513,717

Electric Utilities 1.11%
CEZ A.S.	4,500	229,977

Energy - Alternate Sources 0.48%
Pacific Green Energy Corp. (RS)	100,000	100,000	*@

Engineering/R&D Services 7.79%
Foster Wheeler AG	6,600	248,292	*
Jacobs Engineering Group, Inc.	9,000	462,870	*
McDermott International, Inc.	20,000	507,800	*
SNC-Lavalin Group, Inc.	7,000	398,742
		1,617,704
Engines - Internal Combustion 2.27%
Cummins, Inc.	4,300	471,366

Machinery - Construction & Mining 5.31%
Caterpillar, Inc.	5,000	556,750
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., H shares	50,000	128,301	*
Joy Global, Inc.	2,500	247,025
Komatsu Ltd., Sponsored ADR	5,000	170,000	*
		1,102,076
Machinery - Farm 1.63%
Deere & Co.	3,500	339,115

Machinery - General Industrial 2.01%
Babcock & Wilcox Co.	12,500	417,250	*

Marine Services 1.14%
COSCO Pacific Ltd.	125,000	235,904

Metal - Copper 1.34%
Freeport-McMoRan Copper & Gold, Inc.	5,000	277,750

Metal - Iron 1.06%
Magnitogorsk Iron & Steel Works, Sponsored GDR	15,000	219,450

Non-Ferrous Metals 3.32%
Cameco Corp.	15,000	450,600
Uranium Energy Corp.	60,000	239,400	*
		690,000
Oil - Field Services 0.62%
Gasfrac Energy Services, Inc.	10,000	128,384	*

Oil & Gas - Integrated 1.92%
Marathon Oil Corp.	7,500	399,825

Oil & Gas Drilling 0.87%
Seadrill Ltd.	5,000	180,350

Oil Companies - Exploration & Production 2.02%
Alange Energy Corp.	120,000	40,217	*
Alange Energy Corp., 144A	700,000	234,596	*
Pacific Rubiales Energy Corp.	5,233	145,159
		419,972
Oil Refining & Marketing 1.55%
Frontier Oil Corp.	11,000	322,520

Platinum 0.07%
Eastern Platinum Ltd.	11,000	14,746	*

Power Converters/Power Supply Equipment 0.87%
Dongfang Electric Corp., Ltd., H shares	53,000	180,900

Public Thoroughfares 3.81%
Compania de Concessoes Rodoviarias	20,300	589,361
EcoRodovias Infraestrutura e Logistica S.A.	25,000	203,044
		792,405
Real Estate Management/Services 1.29%
CB Richard Ellis Group, Inc., Class A	10,000	267,000	*

Real Estate Operating/Development 3.86%
LSR Group OJSC, GDR	28,600	273,988
Pacific Infrastructure, Inc. (RS)	326,533	326,533	*@
PIK Group, Sponsored GDR	45,000	202,050	*
		802,571
Reinsurance 2.01%
Berkshire Hathaway, Inc., Class B	5,000	418,150	*

Retail - Automobile 0.95%
Rush Enterprises, Inc., Class A	10,000	198,000	*

Steel - Producers 2.48%
Evraz Group S.A., Sponsored GDR	13,000	516,100	*

Steel Manufacturing 1.10%
POSCO, Sponsored ADR	2,000	228,580

Transportation - Rail 3.06%
CSX Corp.	8,100	636,660

Transportation - Marine 1.26%
Costamare, Inc.	15,000	260,850	*

Water Treatment Systems 2.24%
Beijing Enterprises Water Group Ltd.	713,100	250,271	*
Hyflux Ltd.	125,000	214,167
		464,438
Web Hosting/Design 2.06%
Rackspace Hosting, Inc.	10,000	428,500	*

Total Common Stocks		18,584,443
(cost $15,035,028)

WARRANTS 0.32%

Coal 0.07%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	55,555	14,895	*

Oil Companies - Exploration & Production 0.25%
Alange Energy Corp., Warrants, 144A (February 2016)	350,000	50,528	*

Total Warrants		65,423
(cost $0)

MASTER LIMITED PARTNERSHIPS 3.18%	Units

Pipelines 3.18%
El Paso Pipeline Partners, L.P.	7,000	253,610
NuStar Energy L.P.	6,000	407,340

Total Master Limited Partnerships		660,950
(cost $508,385)

CONVERTIBLE DEBENTURE 2.50%	Principal Amount

Metal & Mineral Mining 2.50%
Grupo Empresarial Ibiza S.A., 12.68%, maturity 05/03/11 (RS)	$ 520,000	520,000	@
(cost $520,000)

Total Investments 95.47%		19,830,816
(cost $16,063,413)
Other assets and liabilities, net 4.53%		940,750

NET ASSETS 100%		$ 20,771,566

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 92.59%	Shares	Value

Agricultural Chemicals 1.40%
Agrium, Inc.	175,000	$ 16,145,500
Spur Ventures, Inc.	274,867	155,893	*
		16,301,393
Agricultural Operations 0.21%
Agriterra Ltd.	49,990,000	2,406,119	*+

Building - Heavy Construction 1.15%
Chicago Bridge & Iron Co. NV, Class NY	330,000	13,417,800

Chemicals - Diversified 0.76%
LyondellBasell Industries NV, Class A	225,000	8,898,750	*

Coal 6.31%
Alpha Natural Resources, Inc.	170,000	10,092,900	*
Arch Coal, Inc.	330,000	11,893,200
Coalcorp Mining, Inc.	779,661	136,677	*
Coalcorp Mining, Inc., 144A	4,953,000	868,275	*
Eastcoal, Inc.	475,000	416,344	*
Massey Energy Co.	250,000	17,090,000
Pacific Coal Resources Ltd.	325,000	368,652	*+
Pacific Coal Resources Ltd., 144A	15,814,815	17,938,950	*+
Pacific Coal Resources Ltd., 144A (RS)	2,400,000	2,654,292	*+@
Sable Mining Africa Ltd.	31,910,000	12,031,155	*
		73,490,445
Diamonds/Precious Stones 0.19%
Diamond Fields International Ltd., 144A	1,800,000	631,090	*
Petra Diamonds Ltd.	585,000	1,492,333	*
Rockwell Diamonds, Inc., 144A	950,000	44,084	*
		2,167,507
Diversified Minerals 3.79%
Atacama Minerals Corp.	1,025,000	761,021	*
Calibre Mining Corp., 144A	550,000	99,252	*
Canada Zinc Metals Corp.	1,000,000	567,157	*
Lithium Americas Corp.	486,667	843,104	*
Teck Resources Ltd., Class B	325,000	17,231,500
Vale S.A., Class B, Sponsored ADR	680,000	22,678,000
Woulfe Mining Corp.	8,361,986	1,983,250	*
		44,163,284
Electric - Generation 0.03%
Ronter, Inc. (RS)	4,868,396	325,778	*@

Energy - Alternate Sources 0.43%
Infinity Bio-Energy Ltd.	682,400	0	*@
Magma Energy Corp.	2,250,000	2,668,213	*
Pacific Green Energy Corp. (RS)	2,400,000	2,400,000	*@
		5,068,213
Engineering/R&D Services 2.50%
Foster Wheeler AG	330,000	12,414,600	*
Jacobs Engineering Group, Inc.	325,000	16,714,750	*
		29,129,350
Finance - Investment Banker/Broker 0.09%
Aberdeen International, Inc.	274,750	237,989	*
Aberdeen International, Inc., 144A	1,000,000	866,203	*
		1,104,192
Forestry 1.30%
Prima Colombia Hardwood, Inc.	14,965,832	4,321,148	*+
Sino-Forest Corp.	415,000	10,827,017	*
		15,148,165
Gold Mining 5.59%
Centamin Egypt Ltd.	2,957,846	6,405,235	*
Century Mining Corp.	225,911	114,149	*
Chesapeake Gold Corp.	201,582	2,536,015	*
Corona Gold Ltd.	50,000	0	*@
Dundee Precious Metals, Inc., 144A	234,816	2,109,046	*
Endeavour Mining Corp.	1,255,000	3,364,785	*
Euromax Resources Ltd., 144A	540,840	200,776	*
European Goldfields Ltd.	750,000	9,466,357	*
Gran Colombia Gold Corp.	3,863,885	7,012,568	*
Kinross Gold Corp.	1	16
Medoro Resources Ltd.	2,578,966	4,946,508	*
Medoro Resources Ltd., 144A	1,938,333	3,717,762	*
NGEx Resources, Inc.	1,930,000	3,860,995	*
Olympus Pacific Minerals, Inc.	265,000	114,772	*
Planet Exploration, Inc.	160,000	57,747	*
Randgold Resources Ltd., Sponsored ADR	238,000	19,406,520	*
Rusoro Mining Ltd., 144A	3,119,433	1,109,775	*
Sunridge Gold Corp.	819,776	743,906	*
		65,166,932
Iron and Steel 1.06%
Mechel, Sponsored ADR	400,000	12,316,000

Machinery - Construction & Mining 1.78%
Caterpillar, Inc.	80,000	8,908,000
Joy Global, Inc.	120,000	11,857,200
		20,765,200
Machinery - Farm 1.21%
Deere & Co.	145,000	14,049,050

Machinery - General Industrial 1.23%
Robbins & Myers, Inc.	311,800	14,339,682

Machinery - Pumps 0.99%
Flowserve Corp.	90,000	11,592,000

Medical - Hospitals 0.01%
African Medical Investments plc	2,400,000	139,583	*

Metal - Copper 1.68%
Augusta Resource Corp.	1,000,400	5,132,052	*
Catalyst Copper Corp.	1,800,000	324,826	*
Freeport-McMoRan Copper & Gold, Inc.	150,000	8,332,500
Los Andes Copper Ltd.	754,000	311,008	*
Revett Minerals, Inc.	945,000	5,457,076	*
Verona Development Corp.	708,800	0	*@
		19,557,462
Metal - Diversified 2.16%
Orsu Metals Corp., 144A	147,605	43,380	*
Peregrine Metals Ltd.	900,000	965,197	*
Rio Tinto plc, Sponsored ADR	340,000	24,180,800
		25,189,377
Metal - Iron 1.17%
Cliffs Natural Resources, Inc.	130,000	12,776,400
Westward Explorations Ltd., 144A (RS)	2,925,000	844,548	*@
		13,620,948
Mining Services 0.11%
Bounty Mining Ltd.	22,000,000	284,460	*@
Natasa Mining Ltd.	1,038,350	1,024,546	*
		1,309,006
Natural Resource Technology 0.00%
I-Pulse, Inc. (RS)	15,971	7,500	*@

Non-Ferrous Metals 3.38%
Anfield Nickel Corp., 144A	390,000	1,668,987	*
Cameco Corp.	550,000	16,522,000
GoviEx Uranium, Inc. (RS)	750,000	2,250,000	*@
Paladin Energy Ltd.	3,260,000	12,202,939	*
Sterling Group Ventures, Inc.	500,000	120,000	*
Uranium Energy Corp.	1,395,000	5,566,050	*
Western Uranium Corp.	1,000,000	1,062,129	*
		39,392,105
Oil - Field Services 8.45%
CARBO Ceramics, Inc.	140,000	19,756,800
Core Laboratories N.V.	120,000	12,260,400
Gasfrac Energy Services, Inc.	650,000	8,344,934	*
Halliburton Co.	440,000	21,929,600
Oceaneering International, Inc.	135,000	12,075,750	*
Oil States International, Inc.	150,000	11,421,000	*
Subsea 7 S.A., Sponsored ADR	500,000	12,640,000	*
		98,428,484
Oil & Gas - Integrated 2.29%
Marathon Oil Corp.	500,000	26,655,000

Oil & Gas Drilling 1.69%
ENSCO International plc, Sponsored ADR	185,000	10,700,400
Seadrill Ltd.	250,000	9,017,500
		19,717,900
Oil & Gas Equipment & Services 2.20%
Baker Hughes, Inc.	350,000	25,700,500

Oil Companies - Exploration & Production 23.69%
Africa Oil Corp.	3,767,430	7,536,802	*
Alange Energy Corp.	14,057,200	4,711,101	*+
Alange Energy Corp., 144A	46,033,000	15,427,404	*+
Anadarko Petroleum Corp.	360,000	29,491,200
Apache Corp.	165,000	21,601,800
Bankers Petroleum Ltd.	1,025,000	9,195,669	*
BNK Petroleum, Inc.	1,000,000	4,846,610	*
Cimarex Energy Co.	140,000	16,133,600
Cobalt International Energy, Inc.	750,000	12,607,500	*
Gran Tierra Energy, Inc.	775,000	6,254,250	*
HRT Participacoes Em Petroleo (RS)	70,830	36,897,630	*@
Ivanhoe Energy, Inc.	1,000,000	2,815,158	*
Niko Resources Ltd.	140,000	13,426,141
NiMin Energy Corp.	1,800,000	3,953,596	*
Pacific Rubiales Energy Corp.	900,000	24,965,197
Petroamerica Oil Corp.	120,000	32,173	*
Petroamerica Oil Corp., 144A	8,000,000	2,144,883	*
Petroleum Development Corp.	250,000	12,002,500	*
Petromanas Energy, Inc.	2,100,000	725,445	*
Pioneer Natural Resources Co.	200,000	20,384,000
Range Energy Resources, Inc.	15,000,000	1,237,432	*+
Royalite Petroleum Co., Inc.	2,266,333	7,026	*
Shamaran Petroleum Corp.	11,893,000	11,773,426	*
Tourmaline Oil Corp.	400,000	10,736,788	*
TransAtlantic Petroleum Ltd.	2,300,000	7,130,000	*
		276,037,331
Oil Field Machinery & Equipment 1.09%
National-Oilwell Varco, Inc.	160,000	12,683,200

Oil Refining & Marketing 4.65%
Frontier Oil Corp.	425,000	12,461,000
Holly Corp.	240,000	14,582,400
Tesoro Corp.	550,000	14,756,500	*
Valero Energy Corp.	400,000	11,928,000
Value Creation, Inc. (RS)	336,880	436,459	*@
		54,164,359
Platinum 1.21%
Anooraq Resources Corp., 144A	331,625	379,586	*
Eastern Platinum Ltd.	1,660,000	2,225,316	*
Osmium Holdings S.A. (RS)	104	0	*@
Stillwater Mining Co.	500,000	11,465,000	*
		14,069,902
Precious Metals 0.10%
Fortress Minerals Corp.	170,071	876,881	*
TVI Pacific, Inc.	3,350,000	328,177	*
		1,205,058
Real Estate Operating/Development 0.64%
Pacific Infrastructure, Inc. (RS)	7,443,544	7,443,544	*@

Sector Fund - Energy 1.16%
Uranium Participation Corp.	2,000,000	13,529,260	*

Silver Mining 3.87%
First Majestic Silver Corp.	550,000	11,682,000	*
Pan American Silver Corp.	350,000	12,995,500	*
Silver Standard Resources, Inc.	350,000	10,983,000	*
Silvercorp Metals, Inc.	646,313	9,403,946
		45,064,446
Steel Manufacturing 0.98%
POSCO, Sponsored ADR	100,000	11,429,000

Transportation - Marine 2.04%
Tidewater, Inc.	396,500	23,730,525

Total Common Stocks		1,078,924,350
(cost $887,431,671)

WARRANTS 3.75%

Coal 0.48%
Coalcorp Mining, Inc., 144A, Warrants (August 2011)	885,500	4,566	*
Coalcorp Mining, Inc., 144A, Warrants (June 2013)	3,803,000	39,216	*
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	7,907,407	2,120,057	*
Western Coal Corp., Warrants (June 2012)	375,000	3,399,072	*
		5,562,911

Diversified Minerals 0.00%
Lithium Americas Corp., 144A, Warrants (May 2012)	283,333	0	*@

Finance - Investment Banker/Broker 0.01%
Aberdeen International, Inc., 144A, Warrants (July 2012)	500,000	108,275	*

Gold Mining 0.82%
Chesapeake Gold Corp., Warrants (February 2012)	53,800	291,261	*
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	625,000	3,802,526	*
Goldcorp, Inc., Warrants (June 2011)	484,248	1,872,575	*
Gran Colombia Gold Corp., Warrants (August 2015)	625,000	528,487	*
Medoro Resources Ltd., Warrants (November 2011)	416,666	42,966	*
New Gold, Inc., Warrants (November 2012)	269,000	116,504	*
New Gold, Inc., Warrants (June 2017)	122,570	428,474	*
New Gold, Inc., 144A, Warrants (June 2017)	700,000	2,447,023	*
Rusoro Mining Ltd., 144A, Warrants (November 2011)	216,667	0	*@
Rusoro Mining Ltd., 144A, Warrants (November 2012)	3,150,000	48,724	*
		9,578,540

Gold/Mineral Royalty Companies 0.02%
Franco-Nevada Corp., 144A, Warrants (June 2017)	44,000	281,310	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	1,162,500	0	*@

Metal - Diversified 0.00%
Baja Mining Corp., 144A, Warrants (April 2011)	1,055,500	0	*@
Peregrine Metals Ltd., 144A, Warrants (September 2011)	450,000	25,522	*
		25,522

Metal - Iron 0.00%
Westward Exploration Ltd., 144A, Warrants (February 2016) (RS)	2,925,000	0	*@

Mining Services 0.00%
Bounty Mining Ltd., Warrants (December 2011)	5,500,000	0	*@

Oil & Gas Drilling 0.00%
Vantage Drilling Co., Warrants (May 2011)	2,461,400	4,554	*

Oil Companies - Exploration & Production 2.13%
Alange Energy Corp., 144A, Warrants (February 2016)	16,123,500	2,327,703	*
Gran Tierra Energy, Inc., Warrants (June 2012)	1,550,000	10,881,000	*@
HRT Participacoes Em Petroleo, Warrants (November 2013) (RS)	35,430	10,521,255	*@
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	1,031,194	*
Range Energy Resources, Inc., 144A, Warrants (October 2011)	15,000,000	0	*@
		24,761,152

Silver Mining 0.29%
Silver Wheaton Corp., Warrants (September 2013)	138,759	3,434,285	*

Total Warrants		43,756,549
(cost $12,474,206)

PURCHASED OPTIONS 0.60%

Exchange-Traded Fund 0.60%
Market Vector Gold Miners ETF, Strike Price 50, Call, Expiration Jan. 2012 (premium $5,204,100)	5,500	6,930,000

Oil & Gas - Integrated 0.00%
Marathon Oil Corp., Strike Price 50, Put, Expiration Apr. 2011 (premium $123,500)	500	15,000

Total Purchased Options		6,945,000
(cost $5,327,600)

CONVERTIBLE DEBENTURE 0.42%	Principal Amount

Metal & Mineral Mining 0.42%
Grupo Empresarial Ibiza S.A., 12.68%, maturity 05/03/11 (RS)	$ 4,900,000	4,900,000	@
(cost $4,900,000)

Total Securities		1,134,525,899
(cost $910,133,477)

REPURCHASE AGREEMENT 3.61%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 03/31/2011, 0.12%, due 04/01/2011, repurchase price $42,015,436, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $42,015,296)	42,015,296	42,015,296

Total Investments 100.97%		1,176,541,195
(cost $952,148,773)
Other assets and liabilities, net (0.97%)		(11,236,741)

NET ASSETS 100%		$ 1,165,304,454

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 85.96%	Shares	Value

Agricultural Operations 0.18%
Agriterra Ltd.	29,300,000	$ 1,410,268.00	*

Coal 1.22%
Pacific Coal Resources Ltd.	50,000	56,716	*
Pacific Coal Resources Ltd., 144A	2,222,222	2,520,695	*
Sable Mining Africa Ltd.	18,215,000	6,867,674	*
		9,445,085
Diamonds/Precious Stones 2.13%
Diagem, Inc.	406,350	0	*@
Diamonds North Resources Ltd.	1,757,400	289,955	*
Diamonds North Resources Ltd., 144A	1,046,800	172,712	*
Lucara Diamond Corp.	1,250,000	1,533,900	*
Northern Superior Resources, Inc., Class A	1,467,900	1,195,814	*
Olivut Resources Ltd.	640,000	1,121,939	*
Petra Diamonds Ltd.	4,705,000	12,002,436	*
Rockwell Diamonds, Inc.	1,000,000	46,404	*
Rockwell Diamonds, Inc., 144A	2,575,000	119,490	*
		16,482,650
Diversified Minerals 4.13%
Aldridge Minerals, Inc.	1,315,000	1,911,988	*
Amarc Resources Ltd.	695,545	265,379	*
Azumah Resources Ltd.	5,150,000	3,143,024	*
Calibre Mining Corp., 144A	900,000	162,413	*
Dorato Resources, Inc.	955,206	640,251	*
Erdene Resource Development Corp.	406,000	611,250	*
Fronteer Gold, Inc.	275,000	4,157,257	*
Golden Alliance Resources Corp.	210,000	97,448	*
Grayd Resource Corp.	2,370,000	4,301,315	*
Helio Resource Corp.	503,500	233,643	*
Indochine Mining Ltd.	1,720,500	596,194	*
Mindoro Resources Ltd., 144A	2,984,000	661,573	*
Mines Management, Inc.	807,500	2,325,069	*
Moss Lake Gold Mines Ltd.	3,300,000	1,131,477	*+
New Pacific Metals Corp.	670,000	1,402,526	*
North American Tungsten Corp.	950,000	421,243	*
Pelangio Exploration, Inc.	173,315	126,892	*
Roca Mines, Inc.	1,025,000	237,819	*
Rochester Resources Ltd.	1,125,000	69,606	*+
Rochester Resources Ltd., 144A	6,630,000	410,209	*+
Rubicon Minerals Corp.	1,550,000	8,023,717	*
Strongbow Exploration, Inc.	880,500	544,780	*
Wallbridge Mining Co., Ltd.	1,541,000	429,049	*
		31,904,122
Finance - Investment Banker/Broker 0.27%
Aberdeen International, Inc.	1,386,000	1,200,557	*
Aberdeen International, Inc., 144A	1,000,000	866,202	*
		2,066,759
Financial Services 0.00%
Invictus Financial, Inc.	996,000	5,135	*

Gold Mining 52.84%
Almaden Minerals Ltd.	500,000	2,010,828	*
AngloGold Ashanti Ltd., Sponsored ADR	80,000	3,836,000
Barrick Gold Corp.	418,900	21,745,099
Belo Sun Mining Corp., 144A	930,500	1,199,407	*
Canaco Resources, Inc.	1,375,000	7,273,782	*
Candente Gold Corp.	610,000	496,932	*+
Candente Gold Corp., 144A	4,875,000	3,971,384	*+
Canyon Resources Ltd.	826,316	427,371	*
CB Gold, Inc.	1,000,000	959,010	*
Centamin Egypt Ltd.	1,570,484	3,400,893	*
Centerra Gold, Inc.	110,500	1,982,676
Century Mining Corp.	2,634,809	1,331,329	*
Chalice Gold Mines Ltd.	4,000,000	2,068,800	*
Chesapeake Gold Corp.	792,304	9,967,630	*
Claude Resources, Inc.	1,580,714	3,912,053	*
Continental Gold Ltd.	1,500,000	13,503,480	*
Corona Gold Ltd.	812,500	0	*@
Crystallex International Corp.	2,150,000	322,500	*
Dundee Precious Metals, Inc.	256,181	2,300,940	*
Dundee Precious Metals, Inc., 144A	777,630	6,984,436	*
Eastmain Resources, Inc.	700,000	1,133,282	*
Elissa Resources Ltd. (RS)	36,250	0	*@
Endeavour Mining Corp.	2,060,000	5,523,073	*
Entree Gold, Inc.	3,000,000	9,373,550	*
European Goldfields Ltd.	1,325,000	16,723,898	*
Extorre Gold Mines Ltd.	1,255,000	7,487,265	*
Goldcorp, Inc.	650,000	32,370,000
Golden Arrow Resources Corp.	1,050,000	541,377	*
Golden Arrow Resources Corp., 144A	1,000,000	515,597	*
Golden Predator Corp.	2,300,000	2,182,006	*
Gran Colombia Gold Corp.	10,709,140	19,436,026	*
Grandview Gold, Inc.	1,100,000	73,730	*
Great Basin Gold Ltd.	1,250,000	3,286,930	*
Guyana Goldfields, Inc.	390,000	3,788,399	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	865,848	12,875,160
IAMGOLD Corp.	780,000	17,175,600
Kaminak Gold Corp., Class A	100,000	337,200	*
Kilo Goldmines Ltd.	792,453	232,894	*
Kimber Resources, Inc.	1,022,727	1,718,181	*
Kingsgate Consolidated Ltd.	200,000	1,797,787
Klondex Mines Ltd.	2,775,000	9,901,005	*+
Lake Shore Gold Corp.	2,345,000	9,890,229	*
Levon Resources Ltd.	650,000	1,206,497	*
Lexam VG Gold, Inc.	4,656,501	4,129,508	*
Malbex Resources, Inc.	465,000	278,113	*
Malbex Resources, Inc., 144A	1,333,333	797,456	*
Medoro Resources Ltd.	2,575,707	4,940,258	*+
Medoro Resources Ltd., 144A	6,541,967	12,547,624	*+
Mirasol Resources Ltd.	2,005,000	13,335,653	*+
NGEx Resources, Inc.	3,000,000	6,001,547	*
Olympus Pacific Minerals, Inc.	3,511,700	1,520,922	*
Pacific Rim Mining Corp.	133,500	31,663	*
Pan African Resources plc	12,000,000	2,040,364
Petaquilla Minerals Ltd. (RS)	2,660,000	2,423,418	*@
Planet Exploration, Inc.	1,020,500	368,317	*
PMI Gold Corp.	5,625,000	4,118,329	*+
PMI Gold Corp., CHESS Depository Instrument	5,400,000	3,910,032	*+
Premier Gold Mines Ltd.	830,200	6,155,337	*
Queenston Mining, Inc.	285,000	1,880,897	*
Radius Gold, Inc.	2,145,000	1,349,265	*
Renaissance Gold, Inc.	501,300	961,503	*
Reunion Gold Corp.	1,820,000	4,410,415	*
Revolution Resources Corp., 144A (RS)	570,000	407,626	*@
Richmont Mines, Inc.	455,592	3,034,243	*
Rio Alto Mining Ltd.	1,000,000	2,289,250	*
Romarco Minerals, Inc.	4,980,000	11,400,464	*
Romarco Minerals, Inc., 144A	11,395,706	26,087,618	*
Rusoro Mining Ltd., 144A	6,325,900	2,250,514	*
Rye Patch Gold Corp.	206,000	83,908	*
Rye Patch Gold Corp., 144A	3,600,000	1,466,357	*
San Gold Corp.	1,500,000	3,959,783	*
St Barbara Ltd.	2,125,000	4,791,858	*
Sunridge Gold Corp.	819,775	743,905	*
Tolima Gold Corp., 144A (RS)	3,250,000	1,340,552	*+@
Torex Gold Resources, Inc.	1,975,000	3,706,625	*
TriStar Gold, Inc.	1,164,958	961,038	*
Virginia Mines, Inc.	650,000	6,367,621	*
Yamana Gold, Inc.	1,837,100	22,614,701
		407,970,920
Medical - Hospitals 0.03%
African Medical Investments plc	4,510,000	262,299	*

Metal - Copper 1.06%
Augusta Resource Corp.	552,500	2,834,325	*
Catalyst Copper Corp.	1,564,000	282,238	*
Continental Minerals Corp.	543,600	1,463,053	*
Revett Minerals, Inc.	620,000	3,580,304	*
Verona Development Corp.	48,500	0	*@
		8,159,920
Metal - Diversified 5.16%
Avion Gold Corp.	25,000	43,310	*
Avion Gold Corp., 144A	3,900,000	6,756,381	*
Bearing Resources Ltd. (RS)	81,250	0	*@
Carnavale Resources Ltd.	3,590,000	482,754	*
Cerro Resources NL	21,258,000	5,401,611	*
Dalradian Resources, Inc.	1,550,000	3,660,222	*
Dia Bras Exploration, Inc.	83,571	267,151	*
First Point Minerals Corp.	2,400,000	1,979,892	*
HudBay Minerals, Inc.	700,000	11,397,783
Imperial Metals Corp.	200,000	4,578,500	*
Mariana Resources Ltd.	4,500,000	2,454,732	*
Orsu Metals Corp.	289,800	85,169	*
Orsu Metals Corp., 144A	1,800,000	529,002	*
Prophecy Resources Corp., 144A	133,400	134,810	*
Robust Resources Ltd.	600,000	1,166,803	*
Temex Resources Corp.	950,000	328,177	*
US Nickel Ltd.	2,928,250	575,507	*
		39,841,804
Mining Services 0.71%
Argent Minerals Ltd.	5,625,000	930,960	*+
Energold Drilling Corp.	500,000	2,273,782	*
Geodrill Ltd.	300,000	1,005,414	*
Natasa Mining Ltd.	1,306,449	1,289,081	*
		5,499,237
Oil Companies - Exploration & Production 2.47%
Alange Energy Corp.	4,605,100	1,543,344	*
Alange Energy Corp., 144A	25,150,000	8,428,719	*
Big Sky Energy Corp.	2,000,000	0	*@
Pacific Rubiales Energy Corp.	328,200	9,103,975
		19,076,038
Platinum 1.13%
Anooraq Resources Corp., 144A	615,875	704,946	*
Eastern Platinum Ltd.	2,418,000	3,241,454	*
Osmium Holdings S.A. (RS)	891	0	*@
Pacific North West Capital Corp.	1,291,666	406,247	*
Platinum Group Metals Ltd.	2,000,000	3,918,536	*
Seafield Resources Ltd. (RS)	1,300,000	413,895	*@
		8,685,078
Precious Metals 1.79%
Atikwa Resources, Inc., 144A	1,333,333	109,994	*
Fortress Minerals Corp.	267,500	1,379,221	*
Mindfinders Corp. Ltd.	400,000	5,268,000	*
Sabina Gold & Silver Corp.	500,000	3,011,085	*
Solitario Exploration & Royalty Corp.	925,000	3,271,720	*
TVI Pacific, Inc.	7,686,428	752,989	*
		13,793,009
Silver Mining 12.84%
First Majestic Silver Corp.	850,000	18,064,965	*
Fortuna Silver Mines, Inc.	745,000	4,071,668	*
Hecla Mining Co.	325,000	2,951,000	*
MAG Silver Corp.	780,000	9,306,110	*
Pan American Silver Corp.	435,000	16,151,550	*
Polymetal, Sponsored GDR	224,000	4,233,600	*
Silver Standard Resources, Inc.	480,000	15,062,400	*
Silvercorp Metals, Inc.	2,013,642	29,298,777
		99,140,070

Total Common Stocks		663,742,394
(cost $520,900,520)

EXCHANGE-TRADED FUNDS (ETF) 2.90%

SPDR Gold Trust	17,033	2,381,554	*
Sprott Physical Gold Trust	870,509	11,003,234	*
Sprott Physical Silver Trust	509,200	8,956,828	*

Total Exchange-Traded Funds		22,341,616
(cost $17,756,430)

WARRANTS 5.21%

Coal 0.04%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	1,111,111	297,900	*

Diversified Minerals 0.09%
Mines Management, Inc., Warrants (April 2012)	926,800	695,100	*
Rochester Resources Ltd., 144A, Warrants (November 2011)	6,630,000	0	*@
		695,100

Gold Mining 3.51%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	32,100	749,535	*
Agnico-Eagle Mines Ltd., Warrants (December 2013)	110,000	2,568,500	*
Argonaut Gold, Inc., Warrants (December 2012)	250,000	375,097	*
Candente Gold Corp., 144A, Warrants (December 2011)	2,437,500	477,571	*@
Chesapeake Gold Corp., Warrants (February 2012)	194,699	1,054,055	*
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	1,125,000	6,844,548	*
Endeavour Mining Corp., Warrants (February 2014)	1,100,500	1,021,346	*
Franco-Nevada Corp., Warrants (July 2013)	41,200	8,497	*
Goldcorp, Inc., Warrants (June 2011)	1,414,521	5,469,919	*
Gran Colombia Gold Corp., Warrants (August 2015)	1,250,000	1,056,973	*
Kinross Gold Corp., Warrants (September 2011)	835,318	215,344	*
Kinross Gold Corp., Warrants (September 2013)	785,591	1,158,438	*
Kinross Gold Corp., Warrants (September 2014)	124,955	347,903	*
Malbex Resources, Inc., 144A, Warrants (April 2011)	666,666	0	*@
Medoro Resources Ltd., Warrants (November 2011)	1,728,999	178,293	*
New Gold, Inc., Warrants (April 2012)	2,525,100	195,290	*
New Gold, Inc., Warrants (November 2012)	326,000	141,191	*
New Gold, Inc., Warrants (June 2017)	1,142,430	3,993,645	*
New Gold, Inc., 144A, Warrants (June 2017)	300,000	1,048,724	*
Petaquilla Minerals Ltd., Warrants (January 2014) (RS)	2,660,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	225,750	3,492	*
Rusoro Mining Ltd., 144A, Warrants (November 2011)	600,000	0	*@
Rusoro Mining Ltd., 144A, Warrants (November 2012)	6,105,000	94,431	*
Rye Patch Gold Corp., 144A, Warrants (December 2049)	1,800,000	83,527	*@
Timberline Resources Corp., 144A, Warrants (August 2011)	428,571	0	*@
Tolima Gold Corp., 144A, Warrants (March 2013) (RS)	1,625,000	0	*@
		27,086,319

Gold/Mineral Royalty Companies 0.14%
Franco-Nevada Corp., Warrants (March 2012)	134,300	829,597	*
Franco-Nevada Corp., Warrants (July 2013)	125,000	25,780	*
Franco-Nevada Corp., 144A, Warrants (June 2017)	37,000	236,556	*
		1,091,933

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	2,125,000	0	*@

Metal - Diversified 0.28%
Avion Gold Corp., 144A, Warrants (May 2011)	1,950,000	2,071,153	*@
Baja Mining Corp., 144A, Warrants (April 2011)	527,750	0	*@
Carnavale Resources Ltd., Warrants (February 2013)	3,500,000	101,371	*
Orsu Metals Corp., 144A, Warrants (April 2012)	900,000	0	*@
		2,172,524

Oil Companies - Exploration & Production 0.23%
Alange Energy Corp., 144A, Warrants (February 2016)	12,575,000	1,815,416	*

Platinum 0.00%
Seafield Resources Ltd., Warrants (December 2012) (RS)	1,300,000	0	*@

Silver Mining 0.92%
Silver Wheaton Corp., Warrants (September 2013)	286,470	7,090,132	*

Total Warrants		40,249,324
(cost $29,492,770)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%
Miocene Metals Ltd., Special Warrants (October 2011) (RS)	256,833	0	*@
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@

Total Special Warrants		0
(cost $300,000)

PURCHASED OPTION 0.61%	Contracts

Exchange-Traded Fund 0.61%
Market Vector Gold Miners ETF, Strike Price 50, Call, Expiration Jan. 2012 (premium $3,548,250)	3,750	4,725,000

SUBSCRIPTION RECEIPTS 0.26%

Gold Mining 0.26%
Solvista Gold Corp., 144A (RS)	2,620,000	2,026,295	*@+
(cost $1,973,981)

Total Securities		733,084,629
(cost $573,971,951)

REPURCHASE AGREEMENT 5.77%	Principal Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 03/31/2011, 0.12%, due 04/01/2011, repurchase price $44,519,448, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $44,519,299)	$ 44,519,299	44,519,299

Total Investments 100.71%		777,603,928
(cost $618,491,250)
Other assets and liabilities, net (0.71%)		(5,451,281)

NET ASSETS 100%		$ 772,152,648

See notes to portfolios of investments.

GOLD & PRECIOUS METALS FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 78.89%	Shares	Value

Diamonds/Precious Stones 1.57%
Petra Diamonds Ltd.	1,742,370	$ 4,444,779	*

Gold Mining 46.27%
Alamos Gold, Inc.	160,000	2,530,962
AngloGold Ashanti Ltd., Sponsored ADR	30,000	1,438,500
Barrick Gold Corp.	351,100	18,225,601
Centamin Egypt Ltd.	700,670	1,517,305	*
Centerra Gold, Inc.	58,500	1,049,652
Century Mining Corp.	509,512	257,449	*
Claude Resources, Inc.	2,489,286	6,160,646	*
DRDGOLD Ltd., Sponsored ADR	300,000	1,590,000
Dundee Precious Metals, Inc.	742,280	6,666,933	*
Dundee Precious Metals, Inc., 144A	520,387	4,673,958	*
Endeavour Mining Corp.	1,170,000	3,136,891	*
European Goldfields Ltd.	475,000	5,995,360	*
Gold Fields Ltd., Sponsored ADR	104,200	1,819,332	*
Goldcorp, Inc.	395,000	19,671,000
Gran Colombia Gold Corp.	5,165,000	9,373,962	*
Great Basin Gold Ltd.	365,000	959,783	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	514,152	7,645,440
IAMGOLD Corp.	420,000	9,248,400
Kingsgate Consolidated Ltd.	150,000	1,348,340
Lake Shore Gold Corp.	340,000	1,433,978	*
Medoro Resources Ltd.	1,738,049	3,333,613	*
Nevsun Resources Ltd.	200,000	1,130,000	*
New Gold, Inc.	125,000	1,463,750	*
Northgate Minerals Corp.	1,000,000	2,700,000	*
Pan African Resources plc	8,275,000	1,407,001
Richmont Mines, Inc.	208,801	1,390,615	*
Rusoro Mining Ltd., 144A	793,000	282,119	*
San Gold Corp.	750,000	1,979,892	*
St Barbara Ltd.	775,000	1,747,619	*
Yamana Gold, Inc.	862,900	10,622,299
		130,800,400
Gold/Mineral Royalty Companies 1.31%
Franco-Nevada Corp.	101,000	3,706,718

Medical - Hospitals 0.04%
African Medical Investments plc	1,925,000	111,957	*

Metal - Diversified 2.36%
Avion Gold Corp.	1,025,000	1,775,715	*
HudBay Minerals, Inc.	300,000	4,884,764
		6,660,479
Oil Companies - Exploration & Production 0.86%
Canadian Natural Resources Ltd.	49,500	2,446,785

Platinum 0.65%
Eastern Platinum Ltd.	1,377,000	1,845,940	*

Precious Metals 0.61%
Mindfinders Corp. Ltd.	130,000	1,712,100	*

Silver Mining 25.22%
First Majestic Silver Corp.	615,000	13,070,533	*
Fortuna Silver Mines, Inc.	530,000	2,896,623	*
Hecla Mining Co.	300,000	2,724,000	*
Pan American Silver Corp.	470,000	17,451,100	*
Polymetal, Sponsored GDR	144,000	2,721,600	*
Silver Standard Resources, Inc.	500,000	15,690,000	*
Silvercorp Metals, Inc.	1,150,045	16,733,318
		71,287,174

Total Common Stocks		223,016,332
(cost $183,997,546)

EXCHANGE-TRADED FUNDS (ETF) 4.65%

ETFS Palladium Trust	35,000	2,661,050	*
SPDR Gold Trust	7,867	1,099,964	*
Sprott Physical Gold Trust	482,083	6,093,529	*
Sprott Physical Silver Trust	186,800	3,285,812	*

Total Exchange-Traded Funds		13,140,355
(cost $11,496,682)

WARRANTS 7.93%

Diversified Minerals 0.01%
Mines Management, Inc., Warrants (April 2012)	40,000	30,000	*

Gold Mining 5.55%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	28,200	658,470	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	70,000	1,634,500	*
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@
Dundee Precious Metals, Inc., Warrants (June 2012)	31,100	24,373	*
Dundee Precious Metals, Inc., Warrants (November 2015)	528,000	3,212,374	*
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	750,000	4,563,032	*
Endeavour Mining Corp., Warrants (February 2014)	407,000	377,726	*
Goldcorp, Inc., Warrants (June 2011)	385,958	1,492,490	*
Gran Colombia Gold Corp., Warrants (August 2015)	845,249	714,725	*
Kinross Gold Corp., Warrants (September 2011)	605,582	156,118	*
Kinross Gold Corp., Warrants (September 2013)	648,414	956,156	*
Kinross Gold Corp., Warrants (September 2014)	61,435	171,049	*
Medoro Resources Ltd., Warrants (November 2011)	159,332	16,430	*
New Gold, Inc., Warrants (April 2012)	3,078,400	238,082	*
New Gold, Inc., Warrants (November 2012)	1,072,500	464,501	*
New Gold, Inc., Warrants (June 2017)	278,800	974,614	*
Rusoro Mining Ltd., Warrants (November 2012)	688,750	10,654	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	930,000	14,385	*
		15,679,679

Gold/Mineral Royalty Companies 0.33%
Franco-Nevada Corp., Warrants (March 2012)	131,700	804,589	*
Franco-Nevada Corp., Warrants (July 2013)	125,000	25,780	*
Franco-Nevada Corp., 144A, Warrants (June 2017)	17,000	108,688	*
		939,057

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	912,500	0	*@

Silver Mining 2.04%
Silver Wheaton Corp., Warrants (September 2013)	233,587	5,781,278	*

Total Warrants		22,430,014
(cost $13,315,404)

PURCHASED OPTION 0.60%	Contracts

Exchange-Traded Fund 0.60%
Market Vector Gold Miners ETF, Strike Price 50, Call, Expiration Jan. 2012 (premium $1,277,370)	1,350	1,701,000

NOTES 1.47%	Principal Amount

Gold Mining 1.47%
Barrick Gold Corp., 6.95%, maturity 04/01/19	$ 1,700,000	2,036,318
Newmont Mining Corp., 6.25%, maturity 10/01/39	2,000,000	2,127,588

Total Notes		4,163,906
(cost $4,466,528)

Total Securities		264,451,607
(cost $214,553,531)

REPURCHASE AGREEMENT 6.43%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 03/31/2011, 0.12%, due 04/01/2011, repurchase price $18,168,835, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $18,168,774)	18,168,774	18,168,774

Total Investments 99.97%		282,620,381
(cost $232,722,305)
Other assets and liabilities, net 0.03%		88,529

NET ASSETS 100%		$ 282,708,910

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 94.97%	Shares	Value

Agricultural Chemicals 1.17%
Uralkali, Sponsored GDR	120,000	$ 4,976,400

Agricultural Operations 0.50%
Kernel Holding S.A.	85,000	2,125,000	*

Airport Development/Maintenance 1.51%
TAV Havalimanlari Holding A.S.	1,350,000	6,434,191	*

Appliances 1.63%
Arcelik	1,500,000	6,935,406

Automotive - Cars & Light Trucks 2.66%
Tofas Turk Otomobil Fabrikasi A.S.	2,000,000	11,293,508

Cellular Telecommunications 0.70%
Mobile TeleSystems, Sponsored ADR	140,000	2,972,200

Coal 0.10%
Eastcoal, Inc.	475,000	416,344	*

Commercial Banks - Non US 20.72%
Powszechna Kasa Oszczednosci Bank Polski S.A.	250,000	3,846,831
Sberbank RF	9,962,095	37,361,143	@
Turkiye Garanti Bankasi A.S.	3,365,082	15,733,134
Turkiye Halk Bankasi A.S.	900,000	6,964,546
Turkiye Is Bankasi, Class C	2,848,020	9,110,713
Turkiye Vakiflar Bankasi T.A.O., Class D	1,100,000	2,749,555
VTB Bank OJSC, Sponsored GDR	1,750,000	12,250,000
		88,015,922
Diversified Metals & Mining 0.62%
JSC MMC Norilsk Nickel, Sponsored ADR	100,000	2,644,000

Diversified Operations 1.59%
Haci Omer Sabanci Holding A.S.	1,451,729	6,749,823

Electric Utility 1.02%
CEZ A.S.	85,000	4,344,019

Finance - Investment Banker/Broker 1.45%
Turkiye Sinai Kalkinma Bankasi A.S.	3,526,822	6,166,372

Food - Meat Products 0.69%
Cherkizovo Group, Sponsored GDR	150,000	2,925,000	*

Food - Retail 3.18%
X5 Retail Group N.V., Sponsored GDR	320,000	13,488,000	*

Food - Wholesale/Distribution 1.16%
Eurocash S.A.	450,000	4,942,077

Gold Mining 0.95%
Dundee Precious Metals, Inc., 144A	236,767	2,126,569	*
European Goldfields Ltd.	150,000	1,893,272	*
		4,019,841
Housewares 1.59%
Turkiye Sise ve Cam Fabrikalari AS	3,000,000	6,760,563	*

Investment Companies 0.10%
Vostok Nafta Investment Ltd.	65,000	404,741	*

Medical - Drugs 3.80%
Egis Gyogyszergyar Nyrt.	22,000	2,339,153
Pharmstandard, Sponsored GDR	420,000	11,739,000	*
Richter Gedeon Nyrt.	10,000	2,078,791
		16,156,944
Metal - Aluminum 3.26%
United Co. RUSAL plc	8,000,000	13,863,677	*

Metal - Diversified 2.12%
KGHM Polska Miedz S.A.	120,000	7,614,084
Orsu Metals Corp.	664,240	195,214	*
Orsu Metals Corp., 144A	4,025,000	1,182,908	*
		8,992,206
Non-Ferrous Metals 1.11%
Uranium One, Inc.	1,200,000	4,702,243	*

Oil - Field Services 0.28%
Eurasia Drilling Co., Ltd., Sponsored GDR	35,000	1,190,000

Oil Companies - Exploration & Production 9.58%
BNK Petroleum, Inc.	500,000	2,423,305	*
Gazprom OAO, Sponsored ADR	508,901	16,473,126
NovaTek OAO, Sponsored GDR	155,477	21,611,303
Tethys Petroleum Ltd.	132,400	200,699	*
		40,708,433
Oil Companies - Integrated 13.60%
Lukoil OAO, Sponsored ADR	121,810	8,727,686
MOL Hungarian Oil & Gas Nyrt.	100,000	12,783,538	*
Rosneft Oil Co. OJSC, Sponsored GDR	2,417,309	22,082,118
TNK-BP Holding	4,789,900	14,157,048	@
		57,750,390
Oil Refining & Marketing 0.97%
Tupras Turkiye Petrol Rafine	140,000	4,115,914

Real Estate Operating/Development 1.61%
LSR Group OJSC, GDR	527,100	5,049,618
PIK Group, Sponsored GDR	400,000	1,796,000	*
		6,845,618
Retail - Appliances 0.68%
M Video OJSC	300,000	2,869,451	@

Retail - Food 1.86%
Magnit OJSC, Sponsored GDR	260,000	7,880,600

Silver Mining 1.79%
Polymetal, Sponsored GDR	402,000	7,597,800	*

Steel - Producers 9.63%
Evraz Group S.A., Sponsored GDR	250,000	9,925,000	*
Magnitogorsk Iron & Steel Works, Sponsored GDR	520,000	7,607,600
Mechel, Sponsored ADR	380,000	11,700,200
Novolipetsk Steel, Sponsored GDR	265,000	11,660,000
		40,892,800
Steel Pipe & Tube 0.99%
OAO TMK, Sponsored GDR	200,000	4,218,000	*

Telecommunication Services 1.41%
Sistema JSFC	5,000,000	5,978,020	*@

Television 0.94%
CTC Media, Inc.	170,000	4,006,900

Total Common Stocks		403,382,403
(cost $262,441,717)

REAL ESTATE INVESTMENT TRUST (REIT) 0.81%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,000,000	3,445,038	*
(cost $2,653,275)

WARRANTS 0.72%

Gold Mining 0.72%
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	500,000	3,042,021	*

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	2,012,500	0	*@

Total Warrants		3,042,021
(cost $0)

Total Securities		409,869,462
(cost $265,094,992)

REPURCHASE AGREEMENT 3.59%	Principal Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 03/31/2011, 0.12%, due 04/01/2011, repurchase price $15,267,799, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $15,267,748)	$ 15,267,748	15,267,748

Total Investments 100.09%		425,137,210
(cost $280,362,740)
Other assets and liabilities, net (0.09%)		(384,102)

NET ASSETS 100%		$ 424,753,108

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 97.39%	Shares	Value

Agricultural Chemicals 1.77%
China BlueChemical Ltd., H shares	155,900	$ 127,468
Sinofert Holdings Ltd.	227,600	98,313	*
		225,781
Appliances 0.91%
Arcelik	25,000	115,590

Automotive - Cars & Light Trucks 5.09%
Brilliance China Automotive Holdings Ltd.	264,500	265,228	*
Hyundai Motor Co.	800	148,108
Tata Motors Ltd., Sponsored ADR	3,000	83,370
Tofas Turk Otomobil Fabrikasi A.S.	27,000	152,462
		649,168
Building - Heavy Construction 0.52%
Grana y Montero S.A.	30,000	66,405

Building & Construction Products - Miscellaneous 1.46%
Taiwan Glass Industrial Corp.	146,800	185,715

Building Products - Cement/Aggregates 1.17%
PT Holcim Indonesia Tbk	641,200	149,116	*

Casino Hotels 0.89%
Genting Singapore plc	70,000	113,826	*

Cellular Telecommunications 5.62%
America Movil SAB de C.V., Series L, Sponsored ADR	4,000	232,400
MTN Group Ltd.	7,954	160,609
Vivo Participacoes S.A., Sponsored ADR	8,000	323,040
		716,049
Commercial Banks - Non US 12.91%
Axis Bank Ltd.	4,000	126,254
Banco do Brasil S.A.	6,334	114,642
Bank of China Ltd., H shares	262,600	146,178
Bank of Georgia, Class A, Sponsored GDR	10,000	198,500	*
China Construction Bank Corp., H shares	100,000	93,718
Credicorp Ltd.	2,000	209,860
Itau Unibanco Banco Multiplo S.A.	8,837	210,553
Sberbank RF	75,000	281,275	@
State Bank of India Ltd., Sponsored GDR	1,500	193,500
Turkiye Garanti Bankasi A.S.	15,000	70,131
		1,644,611
Diversified Minerals 1.05%
Vale S.A., Class B, Sponsored ADR	4,000	133,400

E-Commerce/Products 3.33%
MercadoLibre, Inc.	5,200	424,476

Electric - Generation 1.00%
CEZ A.S.	2,500	127,765

Electric Products - Miscellaneous 0.69%
Johnson Electric Holdings Ltd.	150,000	88,512

Electronic Components - Miscellaneous 0.82%
TPK Holding Co., Ltd.	3,800	104,547	*

Electronic Components - Semiconductors 2.39%
Samsung Electronics Co., Ltd.	358	304,292

Finance - Mortgage Loan/Banker 1.19%
LIC Housing Finance Ltd.	30,000	151,701

Finance - Other Services 0.78%
BM&F BOVESPA S.A.	4,600	33,388
Bolsa de Valores de Colombia	3,000,000	65,562
		98,950

Food - Retail 3.44%
Cencosud S.A.	20,000	143,787
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A, Sponsored ADR	4,000	167,720
X5 Retail Group N.V., Sponsored GDR	3,000	126,450	*
		437,957
Gold Mining 2.28%
Centamin Egypt Ltd.	51,400	111,307	*
Zhaojin Mining Industry Co., Ltd., H shares	40,000	179,210
		290,517
Insurance 1.02%
China Life Insurance Co., Ltd., H shares	34,700	130,483

Internet 1.05%
Netease.com, Sponsored ADR	2,710	134,172	*

Investment Companies 0.49%
Vostok Nafta Investment Ltd.	10,000	62,268	*

Medical - Drugs 1.88%
Pharmstandard, Sponsored GDR	5,000	139,750	*
Ranbaxy Laboratories Ltd.	10,000	100,123	*
		239,873
Medical Labs & Testing Services 1.77%
Diagnosticos da America	17,500	225,094

Metal - Aluminum 0.55%
United Co. RUSAL plc	40,500	70,185	*

Metal - Copper 1.31%
Freeport-McMoRan Copper & Gold, Inc.	3,000	166,650

Metal - Diversified 3.05%
KGHM Polska Miedz S.A.	5,000	317,253
Orsu Metals Corp.	41,083	12,074	*
Orsu Metals Corp., 144A	200,000	58,778	*
		388,105
Miscellaneous Manufacturers 1.49%
China International Marine Containers Co., Ltd., Class B	84,800	190,453

Multimedia 2.32%
Naspers Ltd., Class N	5,500	296,001

Oil Companies - Exploration & Production 8.32%
Alange Energy Corp.	184,500	61,833	*
Alange Energy Corp., 144A	450,000	150,812	*
CNOOC Ltd., Sponsored ADR	500	126,520
FX Energy, Inc.	20,000	167,200	*
Gran Tierra Energy, Inc.	15,000	121,050	*
Niko Resources Ltd.	2,000	191,802
OGX Petroleo e Gas Participacoes S.A.	20,000	240,713	*
		1,059,930
Oil Companies - Integrated 4.91%
China Petroleum & Chemical Corp., Sponsored ADR	1,000	100,580	*
Ecopetrol S.A., Sponsored ADR	2,500	104,175
PetroChina Co., Ltd., Sponsored ADR	1,500	228,375
TNK-BP Holding	65,000	192,114	@
		625,244
Patient Monitoring Equipment 1.52%
Opto Circuits India Ltd.	31,048	193,837

Platinum 0.50%
Eastern Platinum Ltd.	48,000	64,346	*

Power Converters/Power Supply Equipment 0.85%
Dongfang Electric Corp., Ltd., H shares	31,600	107,857

Real Estate Operating/Development 2.09%
Kerry Properties Ltd.	10,000	50,137
LSR Group OJSC, GDR	14,300	136,994
Sun Hung Kai Properties Ltd.	5,000	79,192
		266,323
Retail - Apparel/Shoe 1.70%
Lojas Renner S.A.	6,669	216,043

Retail - Hypermarkets 1.50%
Wal-Mart de Mexico SAB de CV, Series V	63,800	191,442

Retail - Major Department Store 2.00%
SACI Falabella	25,000	254,632

Semiconductor Components - Integrated Circuits 2.87%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	30,000	365,400

Shipbuilding 1.85%
Hyundai Heavy Industries Co., Ltd.	500	236,206

Steel Manufacturing 0.90%
POSCO, Sponsored ADR	1,000	114,290

Sugar 1.27%
Cosan Ltd., Class A	12,500	161,250

Therapeutics 1.31%
China Shineway Pharmaceutical Group Ltd.	69,600	166,963

Transportation - Marine 0.91%
Evergreen Marine Corp.	140,000	116,409	*

Water Treatment Systems 1.03%
Beijing Enterprises Water Group Ltd.	375,500	131,787	*

Web Portals/Internet Service Providers 1.62%
Baidu, Inc., Sponsored ADR	1,500	206,715	*

Total Common Stocks		12,410,336
(cost $11,092,137)

EXCHANGE-TRADED FUNDS (ETF) 1.49%

iShares FTSE A50 China Index ETF	19,000	32,584	*
iShares MSCI Malaysia Index Fund	2,000	29,540
iShares MSCI South Korea Index Fund	500	32,175
iShares MSCI Thailand Index Fund	500	33,405
iShares MSCI Turkey Index Fund	500	31,920
Market Vectors Indonesia Index ETF	1,000	29,940	*

Total Exchange-Traded Funds		189,564
(cost $182,089)

WARRANTS 0.26%

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	100,000	0	*@

Oil Companies - Exploration & Production 0.26%
Alange Energy Corp., 144A, Warrants (February 2016)	225,000	32,483	*

Total Warrants		32,483
(cost $0)

Total Investments 99.14%		12,632,383
(cost $11,274,226)
Other assets and liabilities, net 0.86%		110,203

NET ASSETS 100%		$ 12,742,586

See notes to portfolios of investments.

CHINA REGION FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 96.42%	Shares	Value

Agricultural Chemicals 2.35%
China BlueChemical Ltd., H shares	934,600	$ 764,155
Sinofert Holdings Ltd.	857,700	370,487	*
		1,134,642
Automotive - Cars & Light Trucks 5.52%
Brilliance China Automotive Holdings Ltd.	871,400	873,798	*
Great Wall Motor Co., Ltd., H shares	494,000	914,509
Hyundai Motor Co.	4,700	870,132
		2,658,439
Automotive/Truck Parts & Equipment - Replacement 1.34%
Xinyi Glass Holdings Ltd.	620,000	645,617

Building & Construction 1.69%
China State Construction International Holdings Ltd.	892,900	815,004

Building & Construction Products - Miscellaneous 3.14%
China Liansu Group Holdings Ltd.	1,757,400	1,511,455	*

Building Products - Cement/Aggregates 3.41%
China Resources Cement Holdings Ltd.	558,700	555,209	*
PT Holcim Indonesia Tbk	2,466,700	573,651	*
West China Cement Ltd.	1,148,100	512,163	*
		1,641,023
Casino Hotels 3.00%
SJM Holdings Ltd.	400,000	705,526
Wynn Macau Ltd.	264,700	740,136
		1,445,662
Chemicals - Specialty 1.11%
Daqo New Energy Corp., Sponsored ADR	17,389	224,318	*
Huabao International Holdings Ltd.	200,000	308,539
		532,857
Coal 5.18%
China Shenhua Energy Co., Ltd., H shares	122,900	579,851
Fushan International Energy Group Ltd.	1,200,000	862,366
Indo Tambangraya Megah PT	85,689	454,646
Yanzhou Coal Mining Co., H shares	164,000	597,717
		2,494,580
Commercial Banks - Non US 9.62%
Bank Mandiri Tbk PT	840,000	655,986
Bank of China Ltd., H shares	1,979,600	1,101,955
BOC Hong Kong Holdings Ltd.	311,100	1,013,857
China Construction Bank Corp., H shares	1,657,600	1,553,481
TMB Bank Public Company Ltd.	4,000,000	312,014	*
		4,637,293
Disposable Medical Products 0.59%
Shandong Weigao Group Medical Polymer Co., Ltd., H shares	100,000	284,756

Diversified Banking Institutions 1.47%
HSBC Holdings plc	67,400	709,214

Diversified Minerals 0.71%
Erdene Resource Development Corp.	99,000	149,049	*
Woulfe Mining Corp.	814,800	193,250	*
		342,299
Diversified Operations 3.32%
Hutchison Whampoa Ltd.	82,400	975,630
Siam Cement PCL	50,000	626,343
		1,601,973
Electric Generation 0.80%
China Resources Power Holdings Co., Ltd.	200,000	385,673

Electric Products - Miscellaneous 3.46%
Johnson Electric Holdings Ltd.	999,000	589,491
Zhuzhou CSR Times Electric Co., Ltd., H shares	283,200	1,077,664
		1,667,155
Electronic Components - Miscellaneous 1.10%
TPK Holding Co., Ltd.	19,200	528,237	*
Yageo Corp., Sponsored GDR	1	0	*@
		528,237
Electronic Components - Semiconductors 0.96%
Spreadtrum Communications, Inc., Sponsored ADR	25,000	463,750	*

Finance - Other Services 0.25%
Bursa Malaysia Bhd	44,200	121,654

Food - Retail 0.90%
Lianhua Supermarket Holdings Co., Ltd., H shares	108,200	433,991

Gold Mining 2.62%
Euromax Resources Ltd., 144A	473,235	175,679	*
Olympus Pacific Minerals, Inc.	479,500	207,672	*
Zhaojin Mining Industry Co., Ltd., H shares	196,300	879,471
		1,262,822
Hotels & Motels 1.44%
Shangri-La Asia Ltd.	270,833	692,176

Human Resources 1.33%
51job, Inc., Sponsored ADR	10,000	639,300	*

Insurance 1.02%
China Life Insurance Co., Ltd., H shares	130,700	491,473

Internet Application Software 1.77%
Tencent Holdings Ltd.	35,000	853,110

Internet Security 0.06%
Qihoo 360 Technology Co., Ltd., ADR	1,000	29,590	*

Internet Telephony 0.00%
Asia Broadband, Inc.	500,000	0	*@

Investment Companies 0.02%
Hutchison Port Holdings Trust, Class U	8,200	8,118	*

Machinery 1.11%
Lonking Holdings Ltd.	756,000	533,572	*

Marine Services 1.17%
COSCO Pacific Ltd.	300,000	566,169

Metal - Aluminum 1.54%
United Co. RUSAL plc	427,000	739,974	*

Metal - Copper 1.57%
Freeport-McMoRan Copper & Gold, Inc.	13,583	754,536

Miscellaneous Manufacturers 1.49%
China International Marine Containers Co., Ltd., B shares	319,500	717,567

Non-Ferrous Metals 0.25%
Sterling Group Ventures, Inc.	500,000	120,000	*

Oil - Field Services 3.28%
Anton Oilfield Services Group	2,990,000	507,392	*
China Oilfield Services Ltd., H shares	360,400	814,521
SinoTech Energy Ltd., Sponsored ADR	32,200	256,956	*
		1,578,869
Oil Companies - Exploration & Production 2.24%
CNOOC Ltd., Sponsored ADR	4,259	1,077,697

Oil Companies - Integrated 1.04%
China Petroleum & Chemical Corp., Sponsored ADR	5,000	502,900	*

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Power Converters/Power Supply Equipment 2.14%
Dongfang Electric Corp., Ltd., H shares	302,800	1,033,520

Precious Metals 0.20%
TVI Pacific, Inc.	1,000,000	97,963	*

Real Estate Operating/Development 3.43%
China Overseas Land & Investment Ltd.	563,700	1,152,242
Sun Hung Kai Properties Ltd.	31,700	502,075
		1,654,317
Retail - Apparel/Shoe 1.20%
Belle International Holdings Ltd.	314,600	580,780

Retail - Automobile 1.02%
PT Astra International Tbk	75,000	490,956

Retail - Consumer Electronics 1.04%
GOME Electrical Appliances Holdings Ltd.	1,425,900	500,438	*

Retail - Jewelry 0.98%
Hengdeli Holdings Ltd.	900,000	474,378
Lao Feng Xiang Co., Ltd., B shares	1	3
		474,381
Schools 0.29%
CIBT Education Group, Inc.	436,666	139,589	*

Semiconductor Components - Integrated Circuits 1.01%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	40,000	487,200

Shipbuilding 1.37%
Hyundai Heavy Industries Co., Ltd.	1,400	661,377

Steel - Producers 2.57%
Maanshan Iron and Steel Co., Ltd., H shares	929,800	503,234	*
POSCO	1,600	736,890
		1,240,124
Telecommunication Services 0.13%
Trunkbow International Holdings Ltd.	15,900	64,713	*

Telecommunications Equipment 1.45%
ZTE Corp., H shares	150,000	699,033

Therapeutics 1.47%
China Shineway Pharmaceutical Group Ltd.	295,200	708,152

Transportation - Marine 1.95%
Evergreen Marine Corp.	1,128,600	938,421	*

Water Treatment Systems 1.13%
Beijing Enterprises Water Group Ltd.	1,551,500	544,519	*

Web Portals/Internet Service Providers 3.17%
Baidu, Inc., Sponsored ADR	5,173	712,891	*
Netease.com, Sponsored ADR	11,000	544,610	*
Sina Corp.	2,500	267,600	*^
		1,525,101

Total Common Stocks		46,463,733
(cost $43,297,945)

EXCHANGE-TRADED FUNDS (ETF) 2.04%

iShares FTSE A50 China Index ETF	73,000	125,192	*
Market Vectors Rare Earth/Strategic Metals ETF	25,000	657,500	*
Sprott Physical Gold Trust	15,698	198,423	*

Total Exchange-Traded Funds		981,115
(cost $911,182)

Total Securities		47,444,848
(cost $44,209,127)

Total Investments 98.46%		47,444,848
(cost $44,209,127)
Other assets and liabilities, net 1.54%		744,427

NET ASSETS 100%		$ 48,189,275

See notes to portfolios of investments.

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Sina Corp., Strike Price 110, Expiration Apr. 2011 (premiums received $8,675)	2,500	$ 8,700

Notes to Portfolios of Investments (unaudited)	March 31, 2011

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
collateral for written options

@           Security was fair valued at March 31, 2011, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at March 31, 2011, were 2.48% of Holmes Growth, 4.67% of Global MegaTrends, 6.85% of Global Resources, 1.20% of World Precious Minerals, 14.21% of Eastern European and 3.72% of Global Emerging Markets. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2011.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The three levels defined by the fair value hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU added new requirements for disclosures into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarified existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010, and have been adopted for this filing.

The following table summarizes the valuation of each fund’s securities as of March 31, 2011, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total

U.S. Treasury Securities Cash Fund
Investments in securities** U.S. Government Obligations	$ -	$ 39,998,024	$ -	$ 39,998,024
Repurchase Agreements	59,463,263	-	-	59,463,263
Total	$ 59,463,263	$ 39,998,024	$ -	$ 99,461,287

U.S. Government Securities Savings Fund
Investments in securities**
U.S. Government and Agency Obligations	$ -	$ 197,473,179	$ -	$ 197,473,179
Total	$ -	$ 197,473,179	$ -	$ 197,473,179

Near-Term Tax Free Fund
Investments in securities**
Municipal Bonds	$ -	$ 26,686,160	$ -	$ 26,686,160
Total	$ -	$ 26,686,160	$ -	$ 26,686,160
Tax Free Fund
Investments in securities**
Municipal Bonds	$ -	$ 18,317,340	$ -	$ 18,317,340
Total	$ -	$ 18,317,340	$ -	$ 18,317,340

All American Equity Fund
Investments in securities**
Common Stocks	$ 17,638,141	$ -	$ -	$ 17,638,141
Warrants	383,500	-	-	383,500
Purchased Option	1,600	-	-	1,600
Total	$ 18,023,241	$ -	$ -	$ 18,023,241

Holmes Growth Fund
Investments in securities**
Common Stocks:
Finance – Commercial	$ -	$ -	$ 618,716	$ 618,716
Real Estate Operating/Development	-	-	100,000	100,000
All Other Common Stocks	37,355,679	-	-	37,355,679
Exchange-Traded Fund	610,380			610,380
Warrants:
Finance – Commercial	-	-	-	-
Medical – Hospitals	-	-	-	-
All Other Warrants	1,211,998	-	-	1,211,998
Convertible Debenture:
Metal & Mineral Mining	-	-	380,000	380,000
Repurchase Agreement	4,033,269	-	-	4,033,269
Total	$ 43,211,326	$ -	$ 1,098,716	$ 44,310,042

Other Financial Instruments***
Written Options	$ 5,250	$ -	$ -	$ 5,250

Global MegaTrends Fund
Investments in securities**
Common Stocks:
Electric – Generation	$ -	$ -	$ 23,358	$ 23,358
Energy – Alternate Sources	-	-	100,000	100,000
Real Estate Operating/Development	476,038	-	326,533	802,571
All Other Common Stocks	17,658,514	-	-	17,658,514
Warrants	65,423	-	-	65,423
Master Limited Partnerships	660,950	-	-	660,950
Convertible Debenture:
Metal & Mineral Mining	-	-	520,000	520,000
Total	$ 18,860,925	$ -	$ 969,891	$ 19,830,816

Global Resources Fund
Investments in securities**
Common Stocks:
Coal	$ 70,836,153	$ 2,654,292	$ -	$ 73,490,445
Electric – Generation	-	-	325,778	325,778
Energy – Alternate Resources	2,668,213	-	2,400,000	5,068,213
Gold Mining	65,166,932	-	-	65,166,932
Metal – Copper	19,557,462	-	-	19,557,462
Metal – Iron	12,776,400	844,548	-	13,620,948
Mining Services	1,024,546	-	284,460	1,309,006
Natural Resource Technology	-	-	7,500	7,500
Non–Ferrous Metals	37,142,105	-	2,250,000	39,392,105
Oil Companies – Exploration & Production	239,139,701	-	36,897,630	276,037,331
Oil Refining & Marketing	53,727,900	-	436,459	54,164,359
Platinum	14,069,902	-	-	14,069,902
Real Estate Operating/Development	-	-	7,443,544	7,443,544
All Other Common Stocks	509,270,825	-	-	509,270,825
Warrants:
Diversified Minerals	-	-	-	-
Gold Mining	9,578,540	-	-	9,578,540
Medical – Hospitals	-	-	-	-
Metal – Diversified	25,522	-	-	25,522
Metal – Iron	-	-	-	-
Mining Services	-	-	-	-
Oil Companies – Exploration & Production	3,358,897	10,881,000	10,521,255	24,761,152
All Other Warrants	9,391,335	-	-	9,391,335
Purchased Options	6,945,000	-	-	6,945,000
Convertible Debenture:
Metal & Mineral Mining	-	-	4,900,000	4,900,000
Repurchase Agreement	42,015,296	-	-	42,015,296
Total	$ 1,096,694,729	$ 14,379,840	$ 65,466,626	$ 1,176,541,195

World Precious Minerals Fund
Investments in securities**
Common Stocks:
Diamond/Precious Stones	$ 16,482,650	$ -	$ -	$ 16,482,650
Gold Mining	403,799,324	2,831,044	1,340,552	407,970,920
Metal – Copper	8,159,920	-	-	8,159,920
Metal – Diversified	39,841,804	-	-	39,841,804
Oil Companies – Exploration & Production	19,076,038	-	-	19,076,038
Platinum	8,271,183	413,895	-	8,685,078
All Other Common Stocks	163,525,984	-	-	163,525,984
Exchange-Traded Fund	22,341,616	-	-	22,341,616
Warrants:
Diversified Minerals	695,100	-	-	695,100
Gold Mining	26,525,220	561,099	-	27,086,319
Medical – Hospitals	-	-	-	-
Metal – Diversified	101,371	2,071,153	-	2,172,524
Platinum	-	-	-	-
All Other Warrants	10,295,381	-	-	10,295,381
Special Warrants:
Gold/Mineral Exploration & Development	-	-	-	-
Purchased Option	4,725,000	-	-	4,725,000
Subscription Receipts:
Gold Mining	-	-	2,026,295	2,026,295
Repurchase Agreement	44,519,299	-	-	44,519,299
Total	$ 768,359,890	$ 5,877,191	$ 3,366,847	$ 777,603,928

Gold and Precious Metals Fund
Investments in securities**
Common Stocks	$ 223,016,332	$ -	$ -	$ 223,016,332
Exchange-Traded Fund	13,140,355	-	-	13,140,355
Warrants:
Gold Mining	-	-	-	-
Medical – Hospitals	-	-	-	-
All Other Warrants	22,430,014	-	-	22,430,014
Purchased Option	1,701,000	-	-	1,701,000
Notes:
Gold Mining	-	4,163,906	-	4,163,906
Repurchase Agreement	18,168,774	-	-	18,168,774
Total	$ 278,456,475	$ 4,163,906	$ -	$ 282,620,381

Eastern European Fund
Investments in securities**
Common Stocks:
Commercial Banks – Non US	$ 50,654,779	$ 37,361,143	$ -	$ 88,015,922
Oil Companies – Integrated	43,593,342	14,157,048	-	57,750,390
Retail – Appliances	-	2,869,451	-	2,869,451
Telecommunication Services	-	5,978,020	-	5,978,020
All Other Common Stocks	248,768,620	-	-	248,768,620
Real Estate Investment Trust	3,445,038	-	-	3,445,038
Warrants:
Metal – Diversified	-	-	-	-
All Other Warrants	3,042,021	-	-	3,042,021
Repurchase Agreement	15,267,748	-	-	15,267,748
Total	$ 364,771,548	$ 60,365,662	$ -	$ 425,137,210

Global Emerging Markets Fund
Investments in securities**
Common Stocks:
Commercial Banks – Non US	$ 1,363,336	$ 281,275	$ -	$ 1,644,611
Oil Companies – Integrated	433,130	192,114	-	625,244
All Other Common Stocks	10,140,481	-	-	10,140,481
Exchange-Traded Funds	189,564	-	-	189,564
Warrants:
Metal – Diversified	-	-	-	-
All Other Warrants	32,483	-	-	32,483
Total	$ 12,158,994	$ 473,389	$ -	$ 12,632,383

China Region Fund
Investments in securities**
Common Stocks:
Electronic Components – Miscellaneous	$ -	$ -	$ -	$ -
Internet Telephony	-	-	-	-
All Other Common Stocks	46,463,733	-	-	46,463,733
Exchange-Traded Funds	981,115	-	-	981,115
Total	$ 47,444,848	$ -	$ -	$ 47,444,848

Other Financial Instruments***
Written Options	$ (25)	$ -	$ -	$ (25)

* Significant transfers between Levels 1 and 2 included securities valued at $1,243,763, $1,757,919 and $2,469,867 at March 31, 2011, in the Global MegaTrends, Global Emerging Markets and China Region Funds, respectively, included in Level 1 that had previously been included in Level 2 at December 31, 2010. These changes were primarily the result of certain foreign securities using a systematic fair value model at the prior period end but not at March 31, 2011.

** Refer to the portfolio of investments for a detailed list of the Fund’s investments.

*** Other financial instruments include currency contracts and written options. Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2011, through March 31, 2011:

	Beginning Balance 12/31/10	Net Purchases	Net Sales	Total realized gain (loss)	Net change in unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending Balance 03/31/11	Net change in unrealized appreciation (depreciation) from Investments held as of 3/31/11(1)
Holmes Growth Fund
Investment in Securities
Common Stocks:
Finance - Commercial	$ 82,723	$ 508,130	$ -	$ -	$ 27,863	$ -	$ 618,716	$ 27,863
Real Estate Operating/Development	100,000	-	-	-	-	-	100,000	-
Convertible Debenture:
Metal & Mineral Mining	380,000	-	-	-	-	-	380,000	-
Total Investments in Securities	$ 562,723	$ 508,130	$ -	$ -	$ 27,863	$ -	$ 1,098,716	$ 27,863

Global MegaTrends Fund
Investments in Securities
Common Stock:
Electric - Generation	$ 23,358	$ -	$ -	$ -	$ -	$ -	$ 23,358	$ -
Energy - Alternate Sources	-	100,000	-	-	-	-	100,000	-
Real Estate Operating/Development	326,533	-	-	-	-	-	326,533	-
Convertible Debenture:
Metal & Mineral Mining	520,000	-	-	-	-	-	520,000	-
Total Investments in Securities	$ 869,891	$ 100,000	$ -	$ -	$ -	$ -	$ 969,891	$ -

Global Resources Fund
Investments in Securities
Common Stocks:
Coal	$ 2,400,000	$ -	$ -	$ -	$ -	$ (2,400,000)	$ -	$ -
Electric - Generation	506,454	-	(180,676)	-	-	-	325,778	-
Energy - Alternate Sources	-	2,400,000	-	-	-	-	2,400,000	-
Gold Mining	-	-	-	-	-	-	-	-
Metal - Copper	-	-	-	-	-	-	-	-
Mining Services	280,995	-	-	-	3,465	-	284,460	3,465
Natural Resource Technology	7,500	-	-	-	-	-	7,500	-
Non-Ferrous Metals	2,062,500	-	-	-	187,500	-	2,250,000	187,500
Oil Companies – Exploration & Production	33,930,794	-	-	-	2,966,836	-	36,897,630	2,966,836
Oil Refining & Marketing	424,402	-	-	-	12,057	-	436,459	12,057
Platinum	-	-	-	-	-	-	-	-
Real Estate Operating/Development	7,443,544	-	-	-	-	-	7,443,544	-
Warrants:
Mining Services	-	-	-	-	-	-	-	-
Oil Companies – Exploration & Production	9,165,835	-	-	-	1,355,420	-	10,521,255	1,355,420
Convertible Debenture:
Metal & Mineral Mining	4,900,000	-	-	-	-	-	4,900,000	-
Total Investments in Securities	$61,122,024	$2,400,000	$(180,676)	$ -	$ 4,525,278	$ (2,400,000)	$65,466,626	$ 4,525,278

World Precious Minerals Fund
Investments in Securities
Common Stocks:
Diamonds/Precious Stones	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Gold Mining	-	1,320,333	-	-	20,219	-	1,340,552	20,219
Metal - Copper	-	-	-	-	-	-	-	-
Metal - Diversified	-	-	-	-	-	-	-	-
Oil Companies – Exploration & Production	-	-	-	-	-	-	-	-
Platinum	-	-	-	-	-	-	-	-
Warrants:	-	-	-	-	-	-	-	-
Gold Mining	-	-	-	-	-	-	-	-
Gold/Mineral Exploration & Development	-	-	-	-	-	-	-	-
Special Warrants:	-	-	-	-	-	-	-	-
Gold/Mineral Exploration & Development	-	-	-	-	-	-	-	-
Subscription Receipts:
Gold Mining	-	1,973,981			52,314		2,026,295	52,314
Total Investments in Securities	$ -	$3,294,314	$ -	$ -	$ 72,533	$ -	$ 3,366,847	$ 72,533
*The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)Any difference between net change in unrealized appreciaton (depreciation) and net change in unrealized appreciation (depreciation) on Investments held as of March 31, 2011, may be due to an investment no longer held or categorized as as level 3 at period end.

(1) Any
Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2011, were:
Barclays Capital, Inc. repurchase agreement, 03/31/11, 0.12%, due 04/01/11:
Total principal amount: $20,000,000; Total repurchase price: $20,000,067
Collateral:
$20,421,500 U.S. Treasury Note, 0.625%, 01/31/13
(total collateral market value, including accrued interest, of $20,400,030)

Credit Suisse Securities USA LLC repurchase agreement, 03/31/11, 0.12%, due 04/01/11:
Total principal amount: $143,434,379; Total repurchase price: $143,434,858
Collateral:
$102,165,000 U.S. Treasury Bond, 8.125%, 05/15/21
(total collateral market value, including accrued interest, of $146,308,956)

Morgan Stanley repurchase agreement, 03/31/11, 0.12%, due 04/01/11:
Total principal amount: $20,033,269; Total repurchase price: $20,033,336
Collateral:
$19,346,100 U.S. Treasury Inflation Indexed Note, 0.500%, 04/15/15
(total collateral market value, including accrued interest, of $20,434,028)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2011.

	Shares of Affiliated Companies
	December 31, 2010	Additions	Reductions	March 31, 2011
Holmes Growth Fund
IOU Financial, Inc., 144A (formerly MCO Capital, Inc.)	1,000,000	500,000	-	1,500,000

At March 31, 2011, the value of investments in affiliated companies was $618,716 representing 1.40% of net assets, and the total cost was $586,571.  There were no realized gains or losses on transactions. There was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2010	Additions	Reductions	March 31, 2011
Global Resources Fund
Agriterra Ltd.	46,500,000	3,490,000	-	49,990,000
Alange Energy Corp.	26,528,500	35,669,900	(2,108,200)	60,090,200
Pacific Coal Resources Ltd. (formerly Pacific Coal, S.A.)	2,400,000	16,139,815	-	18,539,815
Prima Colombia Hardwood, Inc.	14,965,832	-	-	14,965,832
Range Energy Resources, Inc.	15,000,000	-	-	15,000,000
Ronter, Inc.	7,568,396	-	(2,700,000)	4,868,396	(a)

At March 31, 2011, the value of investments in affiliated companies was $49,065,098 representing 4.21% of net assets, and the total cost was $56,889,288. Net realized gains on transactions were $26,865, and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2010	Additions	Reductions	March 31, 2011
World Precious Minerals Fund
Argent Minerals Ltd.	4,500,000	1,125,000	-	5,625,000
Candente Gold Corp.	5,400,000	85,000	-	5,485,000
Golden Predator Corp.	3,849,000	93,113	(1,642,113)	2,300,000	(a)
Gran Colombia Gold Corp.	10,813,700	240,440	(345,000)	10,709,140	(a)
Klondex Mines Ltd.	2,620,000	155,000	-	2,775,000
Medoro Resources Ltd.	9,064,174	133,500	(80,000)	9,117,674
Mirasol Resources Ltd.	1,339,100	665,900	-	2,005,000
Moss Lake Gold Mines Ltd.	3,300,000	-	-	3,300,000
PMI Gold Corp.	9,950,000	1,125,000	(50,000)	11,025,000
Rochester Resources Ltd.	7,755,000	-	-	7,755,000
Solvista Gold Corp.	-	2,620,000	-	2,620,000
Tolima Gold Corp.	-	3,250,000	-	3,250,000

At March 31, 2011, the value of investments in affiliated companies was $59,130,316 representing 7.66% of net assets, and the total cost was $39,493,997.  Net realized gains on transactions were $1,037,001, and there was no income earned for the period.

(a) At March 31, 2011, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
IOU Financial, Inc., 144A (formerly MCO Capital, Inc.)	12/04/09-02/17/11	$0.39
IOU Financial, Inc., 144A, Warrants (February 2012)	02/17/11	$0.00
Pacific Infrastructure, Inc.	11/22/10	$1.00

As of March 31, 2011, the total cost of restricted securities was $1,066,571 and the total value was $1,098,716, representing 2.48% of net assets.
	Acquisition	Cost per
Global MegaTrends Fund	Date	Share/Unit
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/11-11/22/10	$1.00
Ronter, Inc.	08/06/10	$0.07

As of March 31, 2011, the total cost of restricted securities was $970,000 and the total value was $969,891, representing 4.67% of net assets.
	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
GoviEx Uranium, Inc.	10/04/07	$1.96
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
HRT Participacoes Em Petroleo	10/28/09	$141.20
HRT Participacoes Em Petroleo, Warrants (November 2013)	10/28/09	$0.00
I-Pulse, Inc.	10/04/07	$1.88
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Coal Resources Ltd., 144A (formerly Pacific Coal, S.A.)	09/10/10	$1.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Ronter, Inc.	08/06/10	$0.07
Value Creation, Inc.	08/11/06	$10.60
Westward Exploration Ltd., 144A	01/28/11	$0.28
Westward Exploration Ltd., 144A, Warrants (February 2016)	01/28/11	$0.00

As of March 31, 2011, the total cost of restricted securities was $33,464,547 and the total value was $68,681,006, representing 5.89% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Bearing Resources Ltd.	03/25/11	$0.00
Elissa Resources Ltd.	04/19/10	$0.00
Miocene Metals Ltd., Special Warrants (October 2011)	04/28/10	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Petaquilla Minerals Ltd.	12/21/10	$0.98
Petaquilla Minerals Ltd., Warrants (January 2014)	12/21/10	$0.00
Revolution Resources Corp., 144A	01/28/11	$0.60
Seafield Resources Ltd.	12/20/10	$0.49
Seafield Resources Ltd., Warrants (December 2012)	12/20/10	$0.00
Solvista Gold Corp., 144A, Subscription Receipts	01/06/11	$0.75
Tolima Gold Corp., 144A	03/18/11	$0.41
Tolima Gold Corp., 144A, Warrants (March 2013)	03/18/11	$0.00
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of March 31, 2011, the total cost of restricted securities was $8,331,182 and the total value was $6,611,786, representing 0.86% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2011, portfolio securities valued at $644,550 and $267,600 were held in escrow by the custodian as cover for call options written for the Holmes Growth Fund and the China Region Fund, respectively.

Transactions in written call options during the period ended March 31, 2011, were as follows:

	Holmes Growth Fund		Global Resources Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2010	-	$ -	-	$ -
Options written	150	15,300	500	82,498
Options closed	-	-	(500)	(82,498)
Options expired	-	-	-	-
Options exercised	-	-	-	-
Options outstanding at March 31, 2011	150	$ 15,300	-	$ -

	World Precious Minerals Fund		Gold and Precious Metals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2010	-	$ -	-	$ -
Options written	4,000	935,061	5,200	759,582
Options closed	(4,000)	(935,061)	(5,200)	(759,582)
Options expired	-	-	-	-
Options exercised	-	-	-	-
Options outstanding at March 31, 2011	-	$ -	-	$ -
China Region Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2010	-	$ -
Options written	25	8,675
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2011	25	$ 8,675

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at March 31, 2011, were:

	Foreign	In Exchange	Settlement		Unrealized	Unrealized
Fund Contract	Currency	for USD	Date	Value	Appreciation	(Depreciation)

Global Resources Fund
Sales:
Canadian Dollars	19,545	$ 19,995	04/18/11	$ 20,149	$ -	$ (154)

World Precious Minerals Fund
Sales:
Canadian Dollars	36,298	$ 37,133	04/18/11	$ 37,419	$ -	$ (286)

Market Values of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2011:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	Global Resources Fund	World Precious Minerals Fund
Asset derivatives
Equity contracts	$ 1,600	$ -	$ -	$ 6,945,000	$4,725,000
Foreign exchange contracts	-	-	-	-	-
Total	$ 1,600	$ -	$ -	$ 6,945,000	$4,725,000

Liability derivatives
Equity contracts	$ -	$ 10,050	$ -	$ -	$ -
Foreign exchange contracts	-	-	-	154	286
Total	$ -	$ 10,050	$ -	$ 154	$ 286

	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Equity contracts	$ 1,701,000	$ -	$ -	$ -
Foreign exchange contracts	-	-	-	-
Total	$ 1,701,000	$ -	$ -	$ -

Liability derivatives
Equity contracts	$ -	$ -	$ -	$ 8,700
Foreign exchange contracts	-	-	-	-
Total	$ -	$ -	$ -	$ 8,700

Tax Information

The following table presents the income tax basis of the securities owned at March 31, 2011, and the tax basis components of net unrealized appreciation or depreciation:

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Treasury Securities Cash	$ 99,461,287	$ -	$ -	$ -
U.S. Government Securities Savings	197,473,179	-	-	-
Near-Term Tax Free	26,168,506	612,949	(95,295)	517,654
Tax Free	18,205,904	576,545	(465,109)	111,436
All American Equity	15,862,582	2,297,603	(136,944)	2,160,659
Holmes Growth	35,690,672	9,032,202	(412,832)	8,619,370
Global MegaTrends	16,063,413	3,926,674	(159,271)	3,767,403
Global Resources	952,148,773	292,334,480	(67,942,058)	224,392,422
World Precious Minerals	618,491,250	232,497,167	(73,384,489)	159,112,678
Gold and Precious Metals	232,722,305	64,362,537	(14,464,461)	49,898,076
Eastern European	280,362,740	151,008,237	(6,233,767)	144,774,470
Global Emerging Markets	11,274,226	2,090,002	(731,845)	1,358,157
China Region	44,209,127	4,661,436	(1,425,715)	3,235,721

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield. For the three months ended March 31, 2011, fees waived and/or expenses reimbursed as a result of this agreement were $216,438 and $168,516 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through December 31, 2014. In addition, $170,642 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund through December 31, 2011, $789,420 and $258,561 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund through December 31, 2012 and $884,850 and $678,107 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively, through December 31, 2013, for fees waived and/or expenses reimbursed in previous fiscal years.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           May 25, 2011

By:           /s/ Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:           May 25, 2011